Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CFBK
Entity Registrant Name	CENTRAL FEDERAL CORPORATION
Entity Central Index Key	0001070680
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		15,824,710
Entity Public Float			$ 1,100,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 25,152	$ 61,436
Interest-bearing deposits in other financial institutions	2,726	1,984
Securities available for sale	17,639	18,516
Loans held for sale, at fair value	623	1,210
Loans, net of allowance of $5,237 and $6,110	153,043	151,160
FHLB stock	1,942	1,942
Foreclosed assets, net	1,525	2,370
Premises and equipment, net	5,317	5,534
Assets held for sale	167	167
Other intangible assets	49	89
Bank owned life insurance	4,405	4,273
Accrued interest receivable and other assets	2,447	2,239
Total assets	215,035	250,920
LIABILITIES AND STOCKHOLDERS' EQUITY
Noninterest bearing	18,008	18,409
Interest bearing	155,500	198,640
Total deposits	173,508	217,049
Long-term FHLB advances	10,000	15,742
Advances by borrowers for taxes and insurance	241	159
Accrued interest payable and other liabilities	2,488	2,871
Subordinated debentures	5,155	5,155
Total liabilities	191,392	240,976
Stockholders' equity
Preferred stock, Series A, $.01 par value; aggregate liquidation value $7,691 in 2011 1,000,000 shares authorized; 7,225 shares issued in 2011		7,120
Common stock, $.01 par value, shares authorized; 50,000,000 in 2012 and 2011 shares issued; 15,936,417 in 2012 and 937,417 in 2011	159	9
Additional paid-in capital	47,919	27,837
Accumulated deficit	(21,297)	(22,163)
Accumulated other comprehensive income	107	386
Treasury stock, at cost; 111,707 shares	(3,245)	(3,245)
Total stockholders' equity	23,643	9,944
Total liabilities and stockholder's equity	$ 215,035	$ 250,920

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for loans	$ 5,237	$ 6,110
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation		$ 7,691
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued		7,225
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	15,936,417	937,417
Treasury stock, shares	111,707	111,707

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 6,795	$ 8,999	$ 11,813
Securities	218	422	658
FHLB stock dividends	86	83	85
Federal funds sold and other	169	152	61
Total interest and dividend income	7,268	9,656	12,617
Interest expense
Deposits	2,108	2,780	3,318
Long-term FHLB advances and other debt	345	530	698
Subordinated debentures	180	168	167
Total interest expense	2,633	3,478	4,183
Net interest income	4,635	6,178	8,434
Provision for loan losses	1,129	3,375	8,468
Net interest income after provision for loan losses	3,506	2,803	(34)
Noninterest income
Service charges on deposit accounts	245	271	294
Net gains on sales of loans	404	294	866
Net gains on sales of securities	143	353	468
Earnings on bank owned life insurance	132	130	126
Other	81	75	40
Total noninterest income	1,005	1,123	1,794
Noninterest expense
Salaries and employee benefits	3,906	4,043	4,211
Occupancy and equipment	269	278	203
Data processing	588	569	625
Franchise taxes	219	253	338
Professional fees	860	944	995
Director fees	119	181	137
Postage, printing and supplies	172	131	151
Advertising and promotion	30	37	107
Telephone	66	74	106
Loan expenses	137	81	83
Foreclosed assets, net	652	1,187	4
Depreciation	237	384	508
FDIC premiums	563	687	581
Amortization of intangibles	40	40	40
Regulatory assessment	143	168	120
Other insurance	153	135	63
Other	123	159	160
Total noninterest expense	8,277	9,351	8,432
Loss before income tax and undistributed subsidiaries' operations	(3,766)	(5,425)	(6,672)
Income tax expense			198
Net loss	(3,766)	(5,425)	(6,870)
Preferred stock dividends and accretion of discount on preferred stock	(328)	(425)	(410)
Discount on redemption of preferred stock	4,960
Earnings (loss) available to common stockholders	$ 866	$ (5,850)	$ (7,280)
Earnings (loss) per common share:
Basic	$ 0.14	$ (7.09)	$ (8.85)
Diluted	$ 0.14	$ (7.09)	$ (8.85)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (3,766)	$ (5,425)	$ (6,870)
Other comprehensive loss:
Unrealized net gains (losses)	(136)	67	436
Related income tax expense
Net unrealized gains (losses)	(136)	67	436
Realized net gains	143	353	468
Related income tax expense
Net realized gains	143	353	468
Other comprehensive loss	(279)	(286)	(32)
Comprehensive loss	$ (4,045)	$ (5,711)	$ (6,902)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2009	$ 23,227	$ 7,021	$ 9	$ 27,772	$ (9,034)	$ 704	$ (3,245)
Net loss	(6,870)				(6,870)
Other comprehensive loss	(32)					(32)
Accretion of discount on preferred stock		48			(48)
Release of 564, 2,426 and 1,567 stock based incentive plan shares, net of forfeitures, for 2010, 2011, 2012 respectively	6			5	1
Tax effect from vesting of stock-based incentive plan shares	19			19
Stock option expense, net of forfeitures	1			1
Preferred stock dividends	(362)				(362)
Ending Balance at Dec. 31, 2010	15,989	7,069	9	27,797	(16,313)	672	(3,245)
Net loss	(5,425)				(5,425)
Other comprehensive loss	(286)					(286)
Accretion of discount on preferred stock		51			(51)
Release of 564, 2,426 and 1,567 stock based incentive plan shares, net of forfeitures, for 2010, 2011, 2012 respectively	23			23
Stock option expense, net of forfeitures	17			17
Preferred stock dividends	(374)				(374)
Ending Balance at Dec. 31, 2011	9,944	7,120	9	27,837	(22,163)	386	(3,245)
Net loss	(3,766)				(3,766)
Other comprehensive loss	(279)					(279)
Accretion of discount on preferred stock		39			(39)
Release of 564, 2,426 and 1,567 stock based incentive plan shares, net of forfeitures, for 2010, 2011, 2012 respectively	4			4
Stock option expense, net of forfeitures	7			7
Preferred stock dividends	(289)				(289)
Redemption of TARP obligations, including $801 of accrued dividends	4,960	(7,159)			4,960
Proceeds from issuance of 15.0 million shares in common stock offering, net of $2,279 for offering expenses	20,221		150	20,071
Ending Balance at Dec. 31, 2012	$ 23,643		$ 159	$ 47,919	$ (21,297)	$ 107	$ (3,245)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based incentive plan, shares	1,567	2,426	564
Issuance of shares in common stock offering	15,000,000
Offering expenses	$ 2,279
Preferred Stock [Member]
Accrued dividends	801
Common Stock [Member]
Issuance of shares in common stock offering	15,000,000
Offering expenses	2,279
Additional Paid-In Capital [Member]
Stock based incentive plan, shares	1,567	2,426	564
Issuance of shares in common stock offering	15,000,000
Offering expenses	2,279
Accumulated Deficit [Member]
Stock based incentive plan, shares			564
Accrued dividends	$ 801

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (3,766)	$ (5,425)	$ (6,870)
Adjustments to reconcile net loss to net cash from operating activities:
Provision for loan losses	1,129	3,375	8,468
Provision for losses on foreclosed assets	962	1,139
Valuation (gain) loss on mortgage servicing rights	(1)	(3)	1
Depreciation	237	384	508
Amortization, net	673	858	509
Net realized gains on sales of securities	(143)	(353)	(468)
Originations of loans held for sale	(30,461)	(36,035)	(79,506)
Proceeds from sale of loans held for sale	31,342	37,072	80,192
Net gains on sales of loans	(404)	(294)	(866)
Loss on disposal of premises and equipment	4		1
Loss on sale of assets held for sale		2
Gain on sale of foreclosed assets	(338)	(8)
Earnings on bank owned life insurance	(132)	(130)	(126)
Stock-based compensation expense	11	40	7
Change in deferred income taxes (net of change in valuation allowance)			198
Net change in:
Accrued interest receivable and other assets	(215)	(95)	632
Accrued interest payable and other liabilities	142	(46)	367
Net cash from (used by) operating activities	(960)	481	3,047
Cash flows from investing activities
Net increase in interest-bearing deposits in other financial institutions	(742)	(1,984)
Available-for-sale securities:
Sales	2,144	12,219	13,632
Maturities, prepayments and calls	11,497	9,878	7,173
Purchases	(13,447)	(12,473)	(28,599)
Loan originations and payments, net	(4,485)	36,247	18,086
Proceeds from sale of portfolio loans			10,073
Additions to premises and equipment	(24)	(69)	(56)
Proceeds from the sale of assets held for sale		533
Proceeds from the sale of foreclosed assets	1,720	1,000
Proceeds from mortgage insurance on foreclosed assets	73
Net cash from (used by) investing activities	(3,264)	45,351	20,309
Cash flows from financing activities
Net change in deposits	(43,621)	(10,417)	16,230
Net change in short-term borrowings from the FHLB and other debt			(2,065)
Repayments on long-term FHLB advances and other debt	(5,742)	(8,200)	(6,000)
Net change in advances by borrowers for taxes and insurance	82	(54)	52
Cash dividends paid on preferred stock			(271)
Redemption of TARP obligations	(3,000)
Net proceeds from issuance of common stock	20,221
Net cash from (used by) financing activities	(32,060)	(18,671)	7,946
Net change in cash and cash equivalents	(36,284)	27,161	31,302
Beginning cash and cash equivalents	61,436	34,275	2,973
Ending cash and cash equivalents	25,152	61,436	34,275
Supplemental cash flow information:
Interest paid	2,835	3,366	4,152
Income taxes paid			(25)
Supplemental noncash disclosures:
Transfers from loans to repossessed assets	1,754		4,509
Premises and equipment transferred to assets held for sale		167	535
Loans issued to finance the sale of repossessed assets	171
Loans transferred from held for sale to portfolio	$ 109

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation: The consolidated financial statements include Central Federal Corporation (the Holding Company), its wholly-owned subsidiaries, CFBank, Ghent Road, Inc., and Smith Ghent LLC, together referred to as “the Company”. Ghent Road, Inc. was formed in 2006 and owns the land adjacent to the Company’s corporate office while Smith Ghent LLC owns the CFBank corporate office building. Intercompany transactions and balances are eliminated in consolidation.

CFBank provides financial services through its four full-service banking offices in Fairlawn, Calcutta, Wellsville and Worthington, Ohio. Its primary deposit products are checking, savings, money market and term certificate accounts, and its primary lending products are commercial and residential mortgages and commercial and installment loans. There are no significant concentrations of loans to any one industry or customer. However, the customers’ ability to repay their loans is dependent on the real estate and general economic conditions in the customers’ geographic areas.

On August 20, 2012, the Company successfully completed a registered common stock offering. Net proceeds from the offering totaled $20,221 after consideration of $2,279 of offering costs. The capital raise resulted in 15 million additional common shares being issued at the price of $1.50 per share.

Use of Estimates: To prepare financial statements in conformity with U.S. generally accepted accounting principles (GAAP), management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses (ALLL), deferred tax assets and fair values of financial instruments are particularly subject to change.

Cash Flows: Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest-bearing deposits in other financial institutions and borrowings with original maturities under 90 days.

Interest-Bearing Deposits in Other Financial Institutions: Interest-bearing deposits in other financial institutions mature at various times through September 2014 and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities and collateralized mortgage obligations where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (OTTI) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or will more likely than not be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at fair value, as determined by outstanding commitments from investors.

Mortgage loans held for sale are generally sold with servicing rights released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right when mortgage loans held for sale are sold with servicing rights retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, adjusted for purchase premiums and discounts, deferred loan fees and costs, accrued interest receivable and an ALLL. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. The recorded investment in loans includes accrued interest receivable.

The accrual of interest income on all classes of loans, except other consumer loans, is discontinued and the loan is placed on nonaccrual status at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Other consumer loans are typically charged off no later than 90 days past due. Past due status is based on the contractual terms of the loan for all classes of loans. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. Commercial, multi-family residential real estate loans and commercial real estate loans placed on nonaccrual status are individually classified as impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk: Most of the Company’s primary business activity is with customers located within the Ohio counties of Columbiana, Franklin, Summit and contiguous counties. Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economies within these counties. Although these counties are the Company’s primary market area for loans, the Company originates residential and commercial real estate loans throughout the United States.

Allowance for Loan Losses: The ALLL is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired. A loan is impaired when, based on current information and events, it is probable that CFBank will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans within any loan class for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDRs) and classified as impaired.

Factors considered by management in determining impairment for all loan classes include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.

Loans of all classes within the commercial, multi-family residential and commercial real estate segments, regardless of size, and loans of all other classes with balances over $500 are individually evaluated for impairment when they are 90 days past due, or earlier than 90 days past due if information regarding the payment capacity of the borrower indicates that payment in full according to the loan terms is doubtful. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance loans, such as consumer and single-family residential real estate loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

TDRs of all classes of loans are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For TDRs that subsequently default, the amount of reserve is determined in accordance with the accounting policy for the ALLL.

Interest income on all classes of impaired loans that are on nonaccrual status is recognized in accordance with the accounting policy on nonaccrual loans. Cash receipts on all classes of impaired loans that are on nonaccrual status are generally applied to the principal balance outstanding. Interest income on all classes of impaired loans that are not on nonaccrual status is recognized on the accrual method. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note.

The general component covers non-impaired loans of all classes and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by loan class and is based on the actual loss history experienced by the Company over the most recent year. This actual loss experience is supplemented with other economic factors based on the risks present for each loan class. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.

The general component is calculated based on CFBank’s loan balances and actual historical payment default rates. For loans with no actual payment default history, industry estimates of payment default rates are applied based on loan segment and the state where the collateral is located. Results are then scaled based on CFBank’s internal loan risk ratings, and industry loss rates are applied based on loan segment. Industry information is modified based on management’s judgment regarding items specific to CFBank, and primarily include the historical loss experience of each loan class, the level and trend of past due and nonaccrual loans in each loan class and the current economic outlook.

The following portfolio segments have been identified: commercial loans, single-family residential real estate loans; multi-family residential real estate loans; commercial real estate loans; construction loans; home equity lines of credit; and other consumer loans. A description of each segment of the loan portfolio, along with the risk characteristics of each segment is included below:

Commercial loans: Commercial loans include loans to businesses generally located within our primary market area. Those loans are generally secured by business equipment, inventory, accounts receivable and other business assets. In underwriting commercial loans, we consider the net operating income of the company, the debt service ratio and the financial strength, expertise and credit history of the business owners and/or guarantors. Because payments on commercial loans are dependent on successful operation of the business enterprise, repayment of such loans may be subject to a greater extent to adverse conditions in the economy. We seek to mitigate these risks through underwriting policies which require such loans to be qualified at origination on the basis of the enterprise’s financial performance and the financial strength of the business owners and/or guarantors.

Single-family residential real estate loans: Single-family residential real estate loans include permanent conventional mortgage loans secured by single-family residences located within and outside of our primary market area. Credit approval for single-family residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment and an established credit record. Our policy is to originate single-family residential real estate loans for portfolio in amounts up to 85% of the lower of the appraised value or the purchase price of the property securing the loan, without requiring private mortgage insurance. Loans in excess of 85% of the lower of the appraised value or purchase price of the property securing the loan require private mortgage insurance. CFBank has not engaged in subprime lending, used option adjustable-rate mortgage products or made loans with initial teaser rates.

Multi-family residential real estate loans: Multi-family residential real estate loans include loans secured by apartment buildings, condominiums and multi-family residential houses generally located within our primary market area. Underwriting policies provide that multi-family residential real estate loans may be made in amounts up to 75% of the lower of the appraised value or purchase price of the property. In underwriting multi-family residential real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed and adjustable rate loans. Fixed rates are generally limited to three to five years, at which time they convert to adjustable rate loans. Because payments on loans secured by multi-family residential properties are dependent on successful operation or management of the properties, repayment of multi-family residential real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy. Adjustable rate multi-family residential real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable rate multi-family residential real estate loans generally do not contain periodic and lifetime caps on interest rate changes. We seek to minimize the additional risk presented by adjustable rate multi-family residential real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Commercial real estate loans: Commercial real estate loans include loans secured by owner occupied and non-owner occupied properties used for business purposes, such as manufacturing facilities, office buildings or retail facilities generally located within our primary market area. Underwriting policies provide that commercial real estate loans may be made in amounts up to 75% of the lower of the appraised value or purchase price of the property. In underwriting commercial real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed and adjustable rate loans. Fixed rates are generally limited to three to five years, at which time they convert to adjustable rate loans. Because payments on loans secured by commercial real estate properties are dependent on successful operation or management of the properties, repayment of commercial real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy. Adjustable rate commercial real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable rate commercial real estate loans generally do not contain periodic and lifetime caps on interest rate changes. We seek to minimize the additional risk presented by adjustable rate commercial real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Construction loans: Construction loans include loans to finance the construction of residential and commercial properties generally located within our primary market area. Construction loans are fixed or adjustable-rate loans which may convert to permanent loans with maturities of up to 30 years. Our policies provide that construction loans may be made in amounts up to 75% of the appraised value of the property, and an independent appraisal of the property is required. Loan proceeds are disbursed in increments as construction progresses and as inspections warrant, and regular inspections are required to monitor the progress of construction. In underwriting construction loans, we consider the property owner’s and/or guarantor’s financial strength, expertise and credit history. Construction financing is considered to involve a higher degree of credit risk than long-term financing on improved, owner occupied real estate. Risk of loss on a construction loan is dependent largely upon the accuracy of the initial estimate of the property’s value at completion of construction or development compared to the estimated cost (including interest) of construction. If the estimate of value proves to be inaccurate, we may be confronted with a project, when completed, having a value which is insufficient to assure full repayment. We attempt to reduce such risks on construction loans through inspections of construction progress on the property and by requiring personal guarantees and reviewing current personal financial statements and tax returns, as well as other projects of the developer.

Home equity lines of credit: Home equity lines of credit include both loans we originate for portfolio and purchased loans. We originate home equity lines of credit to customers generally within our primary market area. Home equity lines of credit are variable rate loans and the interest rate adjusts monthly at various margins above the prime rate of interest as disclosed in The Wall Street Journal. The margin is based on certain factors including the loan balance, value of collateral, election of auto-payment, and the borrower’s FICO® score. The amount of the line is based on the borrower’s credit, income and equity in the home. When combined with the balance of the prior mortgage liens, these lines generally may not exceed 89.9% of the appraised value of the property at the time of the loan commitment. The lines are secured by a subordinate lien on the underlying real estate and are, therefore, vulnerable to declines in property values in the geographic areas where the properties are located. Credit approval for home equity lines of credit requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral. Collectibility of home equity lines of credit are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. In 2005 and 2006, we purchased home equity lines of credit collateralized by properties located throughout the United States. The purchased home equity lines of credit present higher risk than the home equity lines of credit we originate for our portfolio as they include properties in geographic areas that have experienced significant declines in housing values, such as California, Florida and Virginia. The collateral values associated with certain loans in these states have declined by up to approximately 50% since these loans were originated in 2005 and 2006, and as a result, some loan balances exceed collateral values. We continue to monitor collateral values and borrower FICO® scores on both purchased and portfolio loans and, when the situation warrants, have frozen the lines of credit.

Other consumer loans: Other consumer loans include closed-end home equity, home improvement, auto and credit card loans to consumers generally located within our primary market area. Credit approval for other consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.

CFBank’s charge-off policy for commercial loans, single-family residential real estate loans, multi-family residential real estate loans, commercial real estate loans, construction loans and home equity lines of credit requires management to record a specific reserve or charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be a collateral shortfall related to the estimated value of the collateral securing the loan. Other consumer loans are typically charged off no later than 90 days past due.

Servicing Rights: When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If it is later determined that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with loan servicing fees, net on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income, which is reported on the income statement as loan servicing fees, net is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Loan servicing fees, net totaled $26, $22 and $21 for the years ended December 31, 2012, 2011 and 2010, respectively. Late fees and ancillary fees related to loan servicing are not material.

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 3 to 40 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 2 to 25 years.

Federal Home Loan Bank (FHLB) stock: CFBank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance: CFBank purchased life insurance policies on certain directors and employees in 2002. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Other Intangible Assets:Other intangible assets consist of identified intangibles from the purchase of the remaining two-thirds interest in Smith Ghent LLC in October 2009. The intangible asset was initially measured at fair value and is being amortized on a straight-line method over the estimated life of 4.5 years.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Derivatives: Derivative financial instruments are recognized as assets or liabilities at fair value. The Company’s derivatives consist mainly of interest rate swap agreements, which are used as part of its asset liability management program to help manage interest rate risk. The Company does not use derivatives for trading purposes. The derivative transactions are considered instruments with no hedging designation, otherwise known as stand-alone derivatives. Changes in the fair value of the derivatives are reported currently in earnings, as other noninterest income.

Mortgage Banking Derivatives: Commitments to fund mortgage loans to be sold into the secondary market, otherwise known as interest rate locks, are accounted for as free standing derivatives. Fair values of these mortgage derivatives are based on anticipated gains on the underlying loans. Changes in the fair values of these derivatives are included in net gains on sales of loans.

Stock-Based Compensation: Compensation cost is recognized for stock options and restricted stock awards issued to directors and employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the required service period for each separately vesting portion of the award.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A full valuation allowance was recorded in 2009 to reduce the carrying amount of the Company’s net deferred tax asset to zero. See Note 14 – Income Taxes.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest related to income tax matters as interest expense and penalties related to income tax matters as other noninterest expense.

Retirement Plans: Pension expense is the amount of annual contributions to the multi-employer contributory trusteed pension plan. Employee 401(k) and profit sharing plan expense is the amount of matching contributions. Supplemental retirement plan expense allocates the benefits over years of service.

Reclassifications and Reverse Stock Split: Some items in the prior period financial statements were reclassified to conform to the current presentation. Reclassifications did not impact prior period net loss or total stockholders’ equity. On May 4, 2012, the Company completed a 1-for-5 reverse stock split, whereby every 5 shares of the Company’s common stock were reclassified into one share of common stock. All share and per share amounts for all periods presented have been adjusted to reflect the reverse split as though it had occurred prior to the earliest period presented.

Earnings (Loss) Per Common Share: Basic earnings (loss) per common share is net income (loss) available to common stockholders divided by the weighted average number of common shares outstanding during the period. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options and the common stock warrant. Earnings and dividends per share are restated for all reverse stock splits through the date of issuance of the financial statements.

Comprehensive Income (Loss): Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are any such matters that will have a material effect on the financial statements. See Note 25 – Contingent Liabilities.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank (FRB) is required to meet regulatory reserve and clearing requirements. Cash on deposit with the FHLB includes $3,300 pledged as collateral for FHLB advances.

Equity: Treasury stock is carried at cost. The carrying value of preferred stock and the common stock warrant is based on allocation of issuance proceeds, net of issuance costs, in proportion to their relative fair values. Preferred stock is carried net of the discount established through the allocation of proceeds.

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by CFBank to the Holding Company or by the Holding Company to stockholders. On December 5, 2008, the Company issued 7,225 shares of Central Federal Corporation Fixed Rate Cumulative Perpetual Preferred Stock, Series A (Preferred Stock) to the United States Department of the Treasury (U.S. Treasury) under the Troubled Asset Relief Program (TARP) Capital Purchase Program. This Preferred Stock has since been retired as a part of the agreement with U.S. Treasury to retire all portions of the TARP obligation in September 2012. As defined in Note 2 – Regulatory Order Considerations and Management’s Plans, the Holding Company may not declare, make, or pay any cash dividends or other capital distributions or purchase, repurchase or redeem or commit to purchase, repurchase, or redeem any Holding Company equity stock without the prior written non-objection of the Board of Governors of the Federal Reserve System (FED).

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 6 – Fair Value. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments: While the chief decision-makers monitor the revenue streams of the Company’s various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating results are not reviewed by senior management to make resource allocation or performance decisions. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Adoption of New Accounting Standards:

ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs amends FASB ASC Topic 820, Fair Value Measurements , to bring U.S. GAAP for fair value measurements in line with International Accounting Standards. The ASU clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity’s stockholders’ equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The ASU also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The ASU also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2011. Early adoption was not permitted. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This update provides an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments do not affect how earnings per share is calculated or presented. This update is effective for fiscal years and interim periods beginning after December 15, 2011 and is to be applied retrospectively. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements. The Company has presented comprehensive income in a separate Consolidated Statements of Comprehensive Loss for the years ended December 31, 2012, 2011, and 2010.

In December, 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05 . In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement in ASU 2011-05, Presentation of Comprehensive Income, for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011 for public companies, and fiscal years ending after December 15, 2011 for nonpublic companies. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

Effect of Newly Issued But Not Yet Effective Accounting Standards:

In December, 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, in an effort to improve comparability between U.S. GAAP and international financial reporting standards (“IFRS”) financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. The new standard is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company does not expect this ASU to have a significant impact on its consolidated financial statements.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210); Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The main objective of this standards update is to address implementation issues about the scope of Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210): Disclosures About offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative period presented. The Company does not expect this ASU to have a significant impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220); Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2015. The Company does not expect this ASU to have a significant impact on its consolidated financial statements.

Regulatory Order Considerations and Management's Plans	12 Months Ended
Dec. 31, 2012
Regulatory Order Considerations and Management's Plans

NOTE 2 – REGULATORY ORDER CONSIDERATIONS AND MANAGEMENT’S PLANS

REGULATORY ORDER CONSIDERATIONS:

On May 25, 2011, the Holding Company and CFBank each consented to the issuance of an Order to Cease and Desist (the Holding Company Order and the CFBank Order, respectively, and collectively, the Orders) by the Office of Thrift Supervision (OTS), the primary regulator of the Holding Company and CFBank at the time the Orders were issued. In July 2011, in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), the FED replaced the OTS as the primary regulator of the Holding Company and the Office of the Comptroller of the Currency (OCC) replaced the OTS as the primary regulator of CFBank.

The Holding Company Order requires it, among other things, to: (i) submit by every December 31 a capital plan to regulators that establishes a minimum tangible capital ratio commensurate with the Holding Company’s consolidated risk profile, reduces the risk from current debt levels and addresses the Holding Company’s cash flow needs; (ii) not pay cash dividends, redeem stock or make any other capital distributions without prior regulatory approval; (iii) not pay interest or principal on any debt or increase any Holding Company debt or guarantee the debt of any entity without prior regulatory approval; (iv) obtain prior regulatory approval for changes in directors and senior executive officers; and (v) not enter into any new contractual arrangement related to compensation or benefits with any director or senior executive officer without prior notification to regulators.

The CFBank Order requires it, among other things, to: (i) maintain 8% core capital and 12% total risk-based capital, after establishing an adequate allowance for loan and lease losses; (ii) submit every December 31 a capital and business plan to regulators that describes strategies to meet these required capital ratios and contains operating strategies to achieve realistic core earnings; (iii) raise capital to reach the required levels; (iv) not originate, participate in or acquire any nonresidential real estate loans or commercial loans not in line with agreed Board approval conditions, loan policies and credit administration procedures; (v) adopt a revised credit administration policy, problem asset reduction plan, management succession plan and liquidity management policy; (vi) limit asset growth in line with the Business Plan absent prior regulatory approval for additional growth; (vii) not pay cash dividends or make any other capital distributions without prior regulatory approval; (viii) obtain prior regulatory approval for changes in directors and senior executive officers; (ix) not enter into any new contractual arrangement related to compensation or benefits with any director or senior executive officer without prior notification to regulators; (x) not enter into any significant arrangement or contract with a third party service provider without prior regulatory approval; and (xi) comply with the Federal Deposit Insurance Corporation (FDIC) limits on brokered deposits. As a result of the CFBank Order, we are prohibited from offering above-market interest rates and are subject to market rates published by the FDIC when offering deposits to the general public. As a result of the CFBank Order, CFBank is considered “adequately capitalized” for regulatory purposes. If CFBank's capital falls below the levels to be considered adequately capitalized, it may be subject to substantially greater regulatory scrutiny, including the imposition of additional restrictions on our operations.

The Company has been unprofitable for the past three years. If we do not generate profits in the future, our capital levels will be negatively impacted and the regulators could take additional enforcement action against us, including the imposition of further operating restrictions.

Because CFBank is under a regulatory order, it is prohibited from accepting or renewing brokered deposits, including reciprocal deposits in the Certificate of Deposit Account Registry Service (CDARS) program, without FDIC approval. CFBank received limited waivers from the prohibition on renewal of reciprocal CDARS deposits from the FDIC, each for 90 day periods which expired on September 20, 2011, December 19, 2011, March 18, 2012, June 16, 2012, September 14, 2012, December 13, 2013, and a current limited waiver which expires on March 13, 2013. The current limited waiver allows CFBank to roll over or renew core deposits in the reciprocal CDARS program that have yet to mature or have matured and remained with CFBank between December 14, 2012 and March 13, 2013. Management intends to submit additional requests for waivers in the future; however, there can be no assurance that the requests will be granted by the FDIC or that customers will roll over or renew their CDARS deposits even if CFBank is granted additional waivers. On February 28, 2013, CFBank received a waiver for a 90-day period to allow the bank to renew deposits under the CDARS program. The 90-day waiver period runs from March 14, 2013, through June 12, 2013.

The prohibition on brokered deposits significantly limits CFBank’s ability to participate in the CDARS program and impacts CFBank’s liquidity management. As a result of the losses in 2009, 2010 and the first quarter of 2011, management had been concerned that CFBank would be restricted from accepting or renewing brokered deposits, in addition to other regulatory restrictions, and moved aggressively in 2011, prior to receipt of the CFBank Order, to build on-balance-sheet liquidity to deal with scheduled brokered deposit maturities and the potential impact of other regulatory restrictions on liquidity. This practice is no longer being followed. At December 31, 2012, CFBank had $32,095 in brokered deposits with maturity dates from January 2013 through August 2016. At December 31, 2012, cash, unpledged securities and deposits in other financial institutions totaled $32,396, which is sufficient to cover brokered deposit maturities in 2013. Brokered deposit maturities over the next four years are as follows:

December 31, 2013	$16,851
December 31, 2014	5,199
December 31, 2015	9,422
December 31, 2016	623

$32,095

The Holding Company is dependent on dividends from CFBank to provide the liquidity necessary to meet its obligations. As of December 31, 2011, pursuant to the CFBank Order, CFBank may not declare or pay dividends or make any other capital distributions without receiving the prior written approval of the OCC. Future dividend payments by CFBank to the Holding Company would be based on future earnings and the approval of the OCC. The payment of dividends from CFBank to the Holding Company is not likely to be approved by the OCC while CFBank is suffering losses.

The directives contained in the Orders, including higher capital requirements, requirements to reduce the level of our classified and criticized assets and various operating restrictions may impede our full ability to operate our business and compete effectively in our markets.

We have taken such actions as we believe are necessary to comply with all requirements of the Orders which are currently effective and we are continuing to work toward compliance with the provisions of the Orders having future compliance dates.

The following approvals, non-objections, notifications and waivers were received or provided with regard to the Orders:

•	approval was received from the Federal Reserve Bank of Cleveland on July 13, 2012 and regulatory non-objection was received from the OCC on August 23, 2012 for redemption of the TARP obligations;

•	approval was received from the FED on October 29, 2012 for payment of interest on the subordinated debentures;

•

regulatory non-objection was received from the OCC on June 14, 2012 and from the Federal Reserve Bank of Cleveland on June 20, 2012 for the additions of Timothy T. O’Dell, Thad R. Perry, Robert E. Hoeweler, James Howard Frauenberg, II and Donal Malenick as directors of the Company and CFBank, and Mr. O’Dell, Mr. Perry as Chief Executive Officer and President, respectively, of the Company and CFBank;

•	notification of new contractual arrangements related to compensation or benefits for new senior executive officers was provided to the FED and OCC on September 24, 2012;

•

the contingency plan requirement was extended by the OCC until the earlier of 15 days after termination of the stock offering or January 31, 2012, and further extended by the OCC to 90 days after FED approval of the standby purchasers’ change-in-control application;

•

the requirement for regulatory approval to originate, participate in or acquire any nonresidential real estate loans or commercial loans was waived by OCC on November 9, 2011, subject to certain Board approval conditions, loan policies and credit administration procedures.

The requirements of the Orders will remain in effect until terminated, modified or suspended by our regulators.

Capital Raise

The Company announced the terms of a registered common stock offering of up to $30,000 on August 9, 2011. The registered common stock offering consisted of a $24,965 rights offering and a $5,035 offering to a group of standby purchasers. Under the terms of the rights offering, all record holders of the Company’s common stock as of February 8, 2012 received, at no charge, one subscription right for each share of common stock held as of the record date, which was prior to the 1 for 5 reverse stock split effective May 4, 2012. Each subscription right entitled the holder of the right to purchase 6.0474 shares of Company common stock (pre-split) at a subscription price of $1.00 per share (pre-split). Shares were also available to the public at $1.00 per share. In addition, for each three shares of common stock purchased, purchasers were to receive, at no charge, one warrant to purchase one additional share of common stock at a purchase price of $1.00 per share. The warrants were to be exercisable for three years. The Company had separately entered into a series of standby purchase agreements with a group of investors led by Timothy T. O’Dell, Thad R. Perry and Robert E. Hoeweler. Under the standby purchase agreements, the standby purchasers were to acquire 5.0 million shares of Company common stock at a price of $1.00 per share and receive warrants with the same terms and conditions as all purchasers in the rights offering. The standby purchasers had conditioned their purchase of shares of common stock upon the receipt by the Company of at least $16,500 in net proceeds from the rights offering. The registration statement related to the rights offering was filed with the SEC and became effective on February 8, 2012.

In April 2012, the Company suspended this offering and returned all subscriptions received. The Company subsequently modified the terms of the offering and filed post-effective amendments to its registration statement with the SEC, and the amended registration statement was declared effective on June 14, 2012.

The restructured registered common stock offering consisted of a rights offering of up to $18,000 and a $4,500 offering to a group of standby purchasers, as well as a public offering of any unsold shares. Under the terms of the rights offering, all holders of the Company’s common stock as of the record date, June 14, 2012, received, at no charge, one subscription right for each share of common stock held as of the record date, which was after the 1 for 5 reverse stock split effective May 4, 2012. Each subscription right entitled the holder of the right to purchase 14.5329 shares of Company common stock (post-split) at a subscription price of $1.50 per share (post-split). The rights offering period expired on July 16, 2012, and unsubscribed shares were made available to the public beginning on July 17, 2012 at $1.50 per share. The public offering of unsubscribed shares of common stock ended on August 14, 2012. The Company separately entered into a series of standby purchase agreements with a group of investors led by Timothy T. O’Dell, Thad R. Perry and Robert E. Hoeweler. Under the standby purchase agreements, the standby purchasers agreed to purchase 3.0 million shares of Company common stock at a price of $1.50 per share. The standby purchasers had conditioned their purchase of shares of common stock upon the receipt by the Company of at least $13,500 in net proceeds from the rights offering and public offering.

On August 20, 2012, the Company announced the successful completion of its restructured registered common stock offering. The Company sold 15.0 million shares of its common stock (including shares sold to the standby purchasers) at $1.50 per share, resulting in gross proceeds of $22,500 before expenses of $2,279.

A portion of the proceeds from the restructured registered common stock offering was retained by the Holding Company for general corporate purposes and is estimated to be sufficient to support the Holding Company’s cash requirements for the foreseeable future based on its current business plan. The Holding Company and its subsidiaries, other than CFBank, had available cash of $4,673 at December 31, 2012. Holding Company cash provided from net proceeds of the stock offering was reduced by $3,000 for redemption of the TARP obligations and a $13,500 capital contribution to CFBank to improve its capital ratios and support future growth and expansion, bringing CFBank into compliance with the capital ratios required by the CFBank Order. See Note 17 – Preferred Stock and Note 18 – Common Stock Warrant for additional information on redemption of the TARP obligations. The Holding Company’s current cash requirements include debt service on the subordinated debentures and operating expenses. See Note 12 – Subordinated Debentures for additional information on debt service requirements of the subordinated debentures. Management believes the Holding Company’s liquidity is sufficient at December 31, 2012.

Securities	12 Months Ended
Dec. 31, 2012
Securities

NOTE 3 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2012 and 2011 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2012
Corporate debt	$4,429	$—	$64	$4,365
State and municipal	2,006	—	20	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities—residential	1,399	87	—	1,486
Collateralized residential mortgage obligations	9,698	117	13	9,802

Total	$17,532	$204	$97	$17,639

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2011
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities—residential	$1,475	$198	$—	$1,673
Collateralized residential mortgage obligations	16,655	204	16	16,843

Total	$18,130	$402	$16	$18,516

There was no OTTI recognized in accumulated other comprehensive income for securities available for sale at December 31, 2012 or 2011.

The proceeds from sales of securities and the associated gains in 2012 and 2011 are listed below.

	2012	2011	2010
Proceeds	$2,144	$12,219	$13,632
Gross gains	143	353	468
Gross losses	—	—	—
Tax effect—expense	$—	$—	$159

The amortized cost and fair value of debt securities at year-end 2012, by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$50	$50
Due after one year through five years	6,385	6,301
Mortgage-backed securities	1,399	1,486
Collateralized mortgage obligations	9,698	9,802

Total	$17,532	$17,639

Fair value of securities pledged was as follows:

	2012	2011
Pledged as collateral for:
FHLB advances	$4,707	$9,336
Public deposits	2,199	2,820
Customer repurchase agreements	—	3,557
Interest-rate swaps	1,511	1,464

Total	$8,417	$17,177

At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than U.S. government-sponsored entities and agencies, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2012 and December 31, 2011 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2012	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Corporate debt	$4,365	$64	$—	$—	$4,365	$64
State and municipal	1,936	20	—	—	1,936	20
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	1,673	13	—	—	1,673	13

Total temporarily impaired	$7,974	$97	$—	$—	$7,974	$97

December 31, 2011	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	$2,882	$16	$—	$—	$2,882	$16

Total temporarily impaired	$2,882	$16	$—	$—	$2,882	$16

The unrealized losses in Corporate debt and State and Municipal Securities in 2012 are related to multiple securities. Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell these securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012. The unrealized loss at December 31, 2012 and December 31, 2011 in Collateralized Mortgage Obligations is related to two Ginnie Mae collateralized mortgage obligations. These securities carry the full faith and credit guarantee of the U.S. government. Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell these securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Loans	12 Months Ended
Dec. 31, 2012
Loans

NOTE 4 – LOANS

Loans at year-end were as follows:

	2012	2011
Commercial	$25,408	$25,994
Real estate:
Single-family residential	43,058	18,214
Multi-family residential	21,576	27,163
Commercial	54,291	69,757
Construction	14	—
Consumer:
Home equity lines of credit	12,963	14,921
Other	970	1,221

Subtotal	158,280	157,270
Less: ALLL	(5,237)	(6,110)

Loans, net	$153,043	$151,160

Mortgage Purchase Program

On December 11, 2012 the Bank entered into a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation. At December 31, 2012, CFBank held $25,373 of such loans which have been included in single family residential loan totals above. Through a participation agreement, CFBank agreed to purchase from Northpointe 75% interest in fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S. The participation agreement provides for CFBank to purchase individually (MERS registered) loans from Northpointe and hold them until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions such as Wells Fargo Bank. This process on average takes approximately 14 days. Given the short term nature of each of these individual loans, common credit risks such as past due, impairment and TDR, nonperforming, and nonaccrual classification are substantially reduced. The maximum aggregate purchase interest shall not exceed $45,000. Northpointe maintains a 25% ownership interest in each loan it participates. The agreement further calls for full control to be relinquished by the Broker to Northpointe and its participants with recourse to the broker after 120 days, at the sole discretion of Northpointe. As such, these purchased loans are classified as portfolio loans. These loans are 100% risk rated for CFBank capital adequacy purposes.

The ALLL is a valuation allowance for probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the year ended December 31, 2012 and 2011:

December 31, 2012:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110
Addition to (reduction in) provision for loan losses	(1,251)	180	700	1,412	—	78	10	1,129
Charge-offs	(99)	(64)	(796)	(1,467)	—	(126)	(39)	(2,591)
Recoveries	380	9	22	138	—	17	23	589

Ending balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

December 31, 2011:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758
Addition to (reduction in) provision for loan losses	1,481	83	2,108	(406)	(74)	183	—	3,375
Charge-offs	(1,296)	(124)	(3,167)	(2,652)	—	(241)	(18)	(7,498)
Recoveries	214	7	9	202	—	27	13	472
Reclass of ALLL on loan-related commitments (1)	3	—	—	—	—	—	—	3

Ending balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

Activity in the ALLL was as follows:

2010
Beginning balance	$7,090
Provision for loan losses	8,468
Reclassification of ALLL on loan-related commitments (1)	10
Loans charged-off	(6,165)
Recoveries	355

Ending balance	$9,758

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$609	$71	$24	$126	$—	$—	$—	$830
Collectively evaluated for impairment	702	261	1,372	1,820	—	241	11	4,407

Total ending allowance balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

	—	—	—	—	—	—	—	—
Loans:
Individually evaluated for impairment	$1,091	$129	$2,167	$6,467	$—	$—	$—	$9,854
Collectively evaluated for impairment	24,317	42,929	19,409	47,824	14	12,963	970	148,426

Total ending loan balance	$25,408	$43,058	$21,576	$54,291	$14	$12,963	$970	$158,280

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011:

		Real Estate			Consumer
	Commercial	Single-family	Multi-family	Commercial	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$624	$—	$11	$262	$—	$—	$897
Collectively evaluated for impairment	1,657	207	1,459	1,601	272	17	5,213

Total ending allowance balance	$2,281	$207	$1,470	$1,863	$272	$17	$6,110

Loans:
Individually evaluated for impairment	$821	$—	$5,090	$6,085	$135	$—	$12,131
Collectively evaluated for impairment	25,173	18,214	22,073	63,672	14,786	1,221	145,139

Total ending loan balance	$25,994	$18,214	$27,163	$69,757	$14,921	$1,221	$157,270

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2012. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$136	$121	$—	$503	$—
Real estate:
Single-family residential	—	—	—	—	—
Multi-family residential	2,001	1,879	—	2,223	—
Commercial:
Non-owner occupied	3,000	2,195	—	1,819	—
Owner occupied	2,195	1,244	—	1,258	—
Land	—	—	—	—	—
Construction	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—	—
Purchased for portfolio	—	—	—	—	—
Other	—	—	—	—	—

Total with no allowance recorded	7,332	5,439	—	5,803	—
With an allowance recorded:
Commercial	970	970	609	658	5
Real estate:
Single-family residential	129	129	71	129	2
Multi-family residential	288	288	24	1,975	1
Commercial:
Non-owner occupied	2,239	2,239	105	2,650	56
Owner occupied	396	396	7	397	6
Land	438	393	14	396	6
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—
Purchased for portfolio	—	—	—	—
Other	—	—	—	—

Total with an allowance recorded	4,460	4,415	830	6,205	76

Total	$11,792	$9,854	$830	$12,008	$76

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011:

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$573	$47	$—	$1,171	$—
Real estate:
Single-family residential	—	—	—	23	—
Multi-family residential	6,748	4,996	—	3,396	—
Commercial:
Non-owner occupied	2,171	1,755	—	1,446	—
Owner occupied	876	446	—	1,017	—
Land	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	135	135	—	136	—

Total with no allowance recorded	10,503	7,379	—	7,189	—
With an allowance recorded:
Commercial	796	774	624	428	30
Real estate:
Multi-family residential	94	94	11	48	3
Commercial:
Non-owner occupied	2,823	2,823	210	1,322	85
Owner occupied	411	411	20	211	43
Land	766	650	32	681	42

Total with an allowance recorded	4,890	4,752	897	2,690	203

Total	$15,393	$12,131	$897	$9,879	$203

2010
Average of individually impaired loans during the year	$11,722
Interest income recognized during impairment	41

There was no cash basis interest income recognized during the years ended December 31, 2012, 2011 or 2010.

The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Loans past due over 90 days still on accrual:
Real estate:
Commercial:	$—	$—
Non-owner occupied	—	—

Other consumer loans	—	—
Total over 90 days still on accrual loans	—	—
Nonaccrual loans:
Commercial	$714	$47
Real estate:
Single-family residential	113	736
Multi-family residential	2,082	4,996
Commercial:
Non-owner occupied	2,195	1,910
Owner occupied	1,243	446
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	157
Purchased for portfolio	9	9
Other consumer	—	—

Total nonaccrual loans	6,356	8,301

Total nonaccrual and nonperforming loans	$6,356	$8,301

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$—	$65	$121	$186	$25,222	$593
Real estate:
Single-family residential	1,105	122	74	1,301	41,757	39
Multi-family residential	—	—	—	—	21,576	2,082
Commercial:
Non-owner occupied	40	—	1,611	1,651	28,299	583
Owner occupied	—	—	—	—	19,774	1,244
Land	—	—	—	—	4,568	—
Construction	—	—	—	—	14	—
Consumer:
Home equity lines of credit:
Originated for portfolio	20	—	—	20	10,699	—
Purchased for portfolio	—	—	9	9	2,235	—
Other	18	—	—	18	951	—

Total	$1,183	$187	$1,815	$3,185	$155,095	$4,541

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2011:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$103	$—	$—	$103	$25,891	$47
Real estate:
Single-family residential	714	474	491	1,679	16,535	245
Multi-family residential	—	—	3,065	3,065	24,098	1,931
Commercial:
Non-owner occupied	173	275	68	516	35,899	1,842
Owner occupied	—	—	—	—	27,900	446
Land	—	—	—	—	5,442	—
Consumer:
Home equity lines of credit:
Originated for portfolio	22	—	135	157	12,126	22
Purchased for portfolio	—	—	9	9	2,629	—
Other	—	30	—	30	1,191	—

Total	$1,012	$779	$3,768	$5,559	$151,711	$4,533

TDRs:

The Company has allocated $830 and $897 of specific reserves to loans whose terms have been modified in TDRs as of December 31, 2012 and 2011. The Company has not committed to lend additional amounts as of December 31, 2012 or 2011 to customers with outstanding loans that are classified as TDRs.

During the year ended December 31, 2012, the terms of certain loans were modified as TDRs, where concessions had been granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

There were no modifications involving a reduction of the stated interest rate. Modifications involving an extension of the maturity date were for periods ranging from 2 months to 4 years.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	2	$319	$319
Real estate:
Single-family residential	1	132	138
Multi-family residential	1	2,017	203
Commercial:
Non-owner occupied	1	478	428

Total	5	$2,946	$1,088

The TDRs described above increased the allowance for loan losses by $97 and resulted in charge-offs of $797 during the year ended December 31, 2012.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
TDR’s:
Commercial	4	$1,127	$1,105
Real estate:
Multi-family residential	2	2,507	2,051
Commercial:
Non-owner occupied	5	2,710	2,710
Owner occupied	3	1,355	1,355
Land	7	655	655

Total	21	$8,354	$7,876

The TDRs described above increased the allowance for loan losses by $897 and resulted in charge-offs of $699 during the year ended December 31, 2011.

During 2012 there were no loans classified as troubled debt restructurings for which there was a payment default within twelve months following the modification. During the year ending 2011, there was one commercial loan with a total recorded investment of $47 at December 31, 2011 which had been modified as a TDR in May 2011 for which there was a payment default within twelve months following the modification.

The terms of certain other loans were modified during the year ended December 31, 2012 and 2011 that did not meet the definition of a TDR. These loans had a total recorded investment of $13,298 and $17,498 as of December 31, 2012 and 2011, respectively. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing. At December 31, 2012 and 2011, nonaccrual troubled debt restructurings were as follows:

	2012	2011
Commercial	$528	$47
Real estate:
Single-family residential	—
Multi-family residential	2,082	2,527
Commercial:
Non-owner occupied	388	—
Owner occupied	288	446

Total	$3,286	3,020

Nonaccrual loans at December 31, 2012 and 2011 do not include $3,684 and $4,597, respectively, in troubled debt restructurings where customers have established a sustained period of repayment performance, loans are current according to their modified terms and repayment of the remaining contractual payments is expected. These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. Management analyzes loans individually by classifying the loans as to credit risk. This analysis includes commercial, commercial real estate and multi-family residential real estate loans. Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings. The following definitions are used for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans. Loans listed as not rated are included in groups of homogeneous loans. Past due information is the primary credit indicator for groups of homogenous loans. Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss. The recorded investment in loans by risk category and by class of loans as of December 31, 2012 and based on the most recent analysis performed follows.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$285	$21,013	$2,637	$1,473	$25,408
Real estate:
Single-family residential	42,945	—	—	113	43,058
Multi-family residential	—	12,846	5,790	2,939	21,575
Commercial:
Non-owner occupied	322	21,147	2,995	5,486	29,950
Owner occupied	—	16,385	762	2,627	19,774
Land	119	987	434	3,028	4,568
Construction	—	14	—	—	14
Consumer:
Home equity lines of credit:
Originated for portfolio	10,719	—	—	—	10,719
Purchased for portfolio	1,800	—	435	9	2,244
Other	970	—	—	—	970

	$57,160	$72,392	$13,053	$15,675	$158,280

The recorded investment in loans by risk category and class of loans as of December 31, 2011 follows:

	Not Rated	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$432	$19,591	$2,062	$3,909		$25,994
Real estate:
Single-family residential	17,478	—	—	736		18,214
Multi-family residential	—	15,395	4,539	6,822	407	27,163
Commercial:
Non-owner occupied	365	22,159	5,717	8,176		36,417
Owner occupied	—	22,526	3,474	1,898		27,898
Land	954	1,123	—	3,365		5,442
Consumer:
Home equity lines of credit:
Originated for portfolio	12,126	—	—	157		12,283
Purchased for portfolio	2,182	—	447	9		2,638
Other	1,221	—	—	—		1,221

	$34,758	$80,794	$16,239	$25,072	$407	$157,270

Foreclosed Assets	12 Months Ended
Dec. 31, 2012
Foreclosed Assets

NOTE 5 – FORECLOSED ASSETS

Foreclosed assets at year-end were as follows:

	2012	2011
Commercial	$—	$—
Commercial real estate	1,525	3,509

Subtotal	1,525	3,509
Valuation allowance	—	(1,139)

Total	$1,525	$2,370

Activity in the valuation allowance was as follows:

	2012	2011	2010
Beginning of year	$1,139	$—	$—
Additions charged to expense	962	1,139	—
Direct write-downs	(2,101)	—	—

End of year	$—	$1,139	$—

Expenses related to foreclosed assets include:

	2012	2011	2010
Net loss (gain) on sales	$(338)	$(7)	$—
Provision for unrealized losses	962	1,139	—
Operating expenses, net of rental income	28	55	4

	$652	$1,187	$4

Foreclosed assets at December 31, 2012 related to two loans, while foreclosed assets at December 31, 2011 included three commercial real estate properties. During the year ended December 31, 2011, a $1,139 valuation allowance was established on one of the commercial real estate properties, undeveloped commercial real estate located in Columbus, Ohio, due to a decline in real estate values. This loan was further written down in September 2012 to approximately $447 and was then sold in December at an approximate gain of $288

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value

NOTE 6 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of asset and liability:

Securities available for sale: The fair value of securities available for sale is determined using pricing models that vary based on asset class and include available trade, bid and other market information or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2).

Derivatives: The fair value of derivatives is based on valuation models using observable market data as of the measurement date (Level 2).

Impaired loans: The fair value of impaired loans with specific allocations of the ALLL is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and foreclosed assets are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by a third-party appraisal management company approved by the Board of Directors annually. Once received, the loan officer or a member of the credit department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. Appraisals are updated as needed based on facts and circumstances associated with the individual properties. Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties. Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property. Management applies an additional discount to real estate appraised values, typically to reflect changes in market conditions since the date of the appraisal and to cover disposition costs (including selling expenses) based on the intended disposition method of the property.

Loan servicing rights: Fair value is based on a valuation model that calculates the present value of estimated future net servicing income (Level 2).

Loans held for sale: Loans held for sale are carried at fair value, as determined by outstanding commitments from third party investors (Level 2).

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

Fair Value Measurements at December 31, 2012 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$4,365
State and municipal	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	1,486
Collateralized mortgage obligations	9,802

Total securities available for sale	$17,639

Loans held for sale	$623

Yield maintenance provisions (embedded derivatives)	$990

Interest rate lock commitments	$45

Financial Liabilities:
Interest-rate swaps	$990

Fair Value Measurements at December 31, 2011 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$1,673
Collateralized mortgage obligations	16,843

Total securities available for sale	$18,516

Loans held for sale	$1,210

Yield maintenance provisions (embedded derivatives)	$999

Interest rate lock commitments	$39

Financial Liabilities:
Interest-rate swaps	$999

The Company had no assets or liabilities measured at fair value on a recurring basis that were measured using Level 1 or Level 3 inputs at December 31, 2012 or 2011. There were no transfers of assets or liabilities measured at fair value between levels during 2012 or 2011.

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements at December 31, 2012 Using
Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial	$121
Real Estate:
Single-family residential	57
Multi-family residential	2,070
Commercial:
Non-owner occupied	1,806
Owner occupied	1,244
—
—

Total impaired loans	$5,298

	Fair Value Measurements at December 31, 2011 Using
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Loan servicing rights	$9

Impaired loans:
Commercial		$108
Real Estate:
Multi-family residential		3,065
Commercial:
Non-owner occupied		2,887
Owner occupied		516
Land		233

Total impaired loans		$6,809

Foreclosed assets
Land		$1,209

The Company had no assets or liabilities measured at fair value on a non-recurring basis that were measured using Level 1 inputs at December 31, 2012 or 2011.

The impaired loan servicing rights, which are carried at fair value at December 31, 2012 are not material based on the value of the asset. Impaired loan servicing rights, which are carried at fair value, were carried at $9, which was made up of the amortized cost of $11, net of a valuation allowance of $2 at December 31, 2011.

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $5,909, with a valuation allowance of $611 at December 31, 2012, resulting in an additional provision for loan losses of $1,802 for the year ended December 31, 2012. Impaired loans carried at the fair value of collateral had an unpaid principal balance of $10,069 with no specific valuation allowance at December 31, 2011. The amount of charge-offs on these loans totaled $2,638 in 2011.

	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
Impaired loans:
Commercial	$121	Income approach	Adjustment for differences in net operating income expectations	-10.0%
Single-family residential	57	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.3%
Commercial real estate:
Multi-family residential	2,070	Comparable sales approach	Adjustment for differences between the comparable market transactions	-39.0% to -27.1% (-32.7%)
Commercial:
Non-owner occupied	1,806	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.2% to 16.7% (-7.3%)
Owner occupied	1,244	Comparable sales approach	Adjustment for differences between the comparable market transactions	-6.3% to 0.5% (-0.8%)

Financial Instruments Recorded Using Fair Value Option

The Company has elected the fair value option for loans held for sale. These loans are intended for sale and the Company believes that the fair value is the best indicator of the resolution of these loans. Interest income is recorded based on the contractual terms of the loan and in accordance with the Company’s policy on loans held for investment. None of these loans were 90 days or more past due or on nonaccrual as of December 31, 2012 or December 31, 2011.

As of December 31, 2012 and December 31, 2011, the aggregate fair value, contractual balance (including accrued interest) and gain or loss was as follows:

	December 31, 2012	December 31, 2011
Aggregate fair value	$623	$1,210
Contractual balance	595	1,196
Gain	28	14

The total amount of gains and losses from changes in fair value included in earnings for the year ended December 31, 2012, 2011 and 2010 for loans held for sale were:

	2012	2011	2010
Interest income	$46	$40	$40
Interest expense	—	—	—
Change in fair value	14	(5)	19

Total change in fair value	$60	$35	$59

Carrying amount and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,152	$25,152	$—	$—	$25,152
Interest-bearing deposits in other financial institutions	2,726	2,726		—	2,726
Securities available for sale	17,639	—	17,639	—	17,639
Loans held for sale	623	—	623	—	623
Loans, net	153,043	—	—	156,256	156,256
FHLB stock	1,942	—	—	—	n/a
Accrued interest receivable	105	10	95	—	105
Yield maintenance provisions (embedded derivatives)	990	—	990	—	990
Interest rate lock commitments	45	—	45	—	45
Financial liabilities
Deposits	$(173,508)	$(75,340)	$(99,946)	$—	$(175,286)
FHLB advances	(10,000)	—	(10,338)	—	(10,338)
Subordinated debentures	(5,155)	—	(2,999)	—	(2,999)
Accrued interest payable	(98)	—	(98)	—	(98)
Interest-rate swaps	(990)	—	(990)	—	(990)

The carrying amounts and estimated fair values of financial instruments at December 31, 2011 were as follows:

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and cash equivalents	$61,436	$61,436
Interest-bearing deposits in other financial institutions	1,984	1,984
Securities available for sale	18,516	18,516
Loans held for sale	1,210	1,210
Loans, net	151,160	155,159
FHLB stock	1,942	n/a
Accrued interest receivable	92	92
Yield maintenance provisions (embedded derivatives)	999	999
Interest rate lock commitments	39	39
Financial liabilities
Deposits	$(217,049)	$(219,235)
FHLB advances	(15,742)	(16,327)
Subordinated debentures	(5,155)	(2,810)
Accrued interest payable	(300)	(300)
Interest-rate swaps	(999)	(999)

The methods and assumptions used to estimate fair value are described as follows.

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

Interest-Bearing Deposits in Other Financial Institutions

The carrying amounts of interest bearing deposits in other financial institutions approximate fair values and are classified as Level 1.

FHLB Stock

It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans

Fair values of loans, excluding loans held for sale, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Deposits

The fair values disclosed for demand deposits (e.g., interest and noninterest bearing checking, passbook savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Other Borrowings

The fair values of the Company’s long-term FHLB advances are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1 or 2 classification, consistent with the asset or liability with which they are associated.

Off-Balance-Sheet Instruments

The fair value of off-balance-sheet items is not considered material.

Loan Servicing	12 Months Ended
Dec. 31, 2012
Loan Servicing

NOTE 7 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end were as follows:

	2012	2011
Mortgage loans serviced for Freddie Mac	$10,433	$13,086

Custodial escrow balances maintained in connection with serviced loans were $199 and $219 at year-end 2012 and 2011.

Activity for mortgage servicing rights and the related valuation allowance follows:

	2012	2011	2010
Servicing rights, net of valuation allowance:
Beginning of year	$37	$57	$88
Additions	—	—	1
Amortized to expense	(9)	(23)	(31)
Change in valuation allowance	1	3	(1)

End of year	29	37	57

Valuation allowance:
Beginning of year	$2	$5	$4
Additions expensed	—	—	1
Reductions credited to operations	(1)	(3)	—

End of year	$1	$2	$5

The weighted average amortization period is 3.0 years.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment

NOTE 8 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2012	2011
Land and land improvements	$1,679	$1,679
Buildings	5,792	5,776
Furniture, fixtures and equipment	2,858	2,867

	10,329	10,322
Less: accumulated depreciation	(5,012)	(4,788)

	$5,317	$5,534

Land improvements for the year ended December 31, 2011 were reduced by $167, transferred to assets held for sale, related to a parcel of land adjacent to the Company’s Fairlawn office that remains offered for sale.

The Holding Company was a one-third owner of Smith Ghent LLC, an Ohio limited liability company that owns and manages the office building at 2923 Smith Road, Fairlawn, Ohio 44333, where the Holding Company’s and CFBank’s headquarters are located. In October 2009, the Holding Company purchased the remaining two-thirds interest, making Smith Ghent LLC a wholly owned subsidiary of the Holding Company. CFBank entered into a 10 year operating lease with Smith Ghent LLC in March 2004 that provided for monthly payments of $11, increasing 2% annually for the life of the lease through March 2014. During 2008, the lease was amended for additional office space and provided for additional monthly payments of $3 through June 30, 2009, at which time the monthly payment continued on a month-to-month basis. Since the purchase of the remaining two-thirds interest in Smith Ghent LLC, both rent expense paid by CFBank and rental income to Smith Ghent LLC are eliminated in consolidation.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $68,719 and $98,934 at year-end 2012 and 2011.

Scheduled maturities of time deposits for the next five years were as follows:

2013	$46,715
2014	28,461
2015	20,989
2016	1,724
2017	279
Thereafter	—

Total	$98,168

Time deposits included $32,095 and $53,925 in brokered deposits at year-end 2012 and 2011. See Note 2 for description of regulatory restrictions on accepting and renewing brokered deposits.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances

NOTE 10 – FEDERAL HOME LOAN BANK ADVANCES

At year end, long-term advances from the FHLB were as follows:

	Rate	December 31, 2012	December 31, 2011
Maturing:
April 2012	2.30%	$—	$5,000
June 2012	2.05%	—	742
January 2014	3.12%	5,000	5,000
May 2014	3.06%	5,000	5,000

Total		$10,000	$15,742

Each advance is payable at its maturity date, with a prepayment penalty for fixed-rate advances.

The advances were collateralized as follows:

	December 31, 2012	December 31, 2011
Single-family mortgage loans	$9,917	$11,141
Multi-family mortgage loans	4,968	4,222
Commercial real estate loans	1,185	3,384
Securities	4,707	9,336
Cash	3,300	800

Total	$24,077	$28,883

Based on the collateral pledged to FHLB and CFBank’s holdings of FHLB stock, CFBank was eligible to borrow up to a total of $17,460 from the FHLB at year-end 2012. The decrease in commercial real estate loans pledged to FHLB was due to the credit quality of certain loans previously pledged, as well as principal repayments and payoffs. In April 2012, CFBank was notified by the FHLB that, due to regulatory considerations, CFBank is only eligible for future advances with a maximum maturity of 30 days.

Other Borrowings	12 Months Ended
Dec. 31, 2012
Other Borrowings

NOTE 11 – OTHER BORROWINGS

At year-end 2012 and 2011, there were no outstanding borrowings with the FRB. Assets pledged as collateral with the FRB were as follows:

	December 31, 2012	December 31, 2011
Commercial loans	$9,352	$6,559
Commercial real estate loans	16,700	21,007

	$26,052	$27,566

Based on this collateral, CFBank was eligible to borrow up to $17,750 from the FRB at year-end 2012.

CFBank had a $1.0 million line of credit with one commercial bank at December 31, 2012. There was no outstanding balance on this line of credit. Interest on this line accrues daily and is variable based on the commercial bank’s cost of funds and current market returns

	2012	2011	2010
Commercial bank lines of credit
Average daily balance during the year	$—	$—	$—
Average interest rate during the year	0.38%	1.44%	3.25%
Maximum month-end balance during the year	$—	$—	$—
Weighted average interest rate at year-end	0.38%	0.38%	3.25%

Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Debentures

NOTE 12 – SUBORDINATED DEBENTURES

In December 2003, Central Federal Capital Trust I, a trust formed by the Holding Company, closed a pooled private offering of 5,000 trust preferred securities with a liquidation amount of $1 per security. The Holding Company issued $5,155 of subordinated debentures to the trust in exchange for ownership of all of the common stock of the trust and the proceeds of the preferred securities sold by the trust. The Holding Company is not considered the primary beneficiary of this trust (variable interest entity); therefore, the trust is not consolidated in the Company’s financial statements, but rather the subordinated debentures are shown as a liability. The Holding Company’s investment in the common stock of the trust was $155 and is included in other assets.

The Holding Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1, on or after December 30, 2008 at 100% of the principal amount, plus accrued and unpaid interest. The subordinated debentures mature on December 30, 2033. The subordinated debentures are also redeemable in whole or in part from time to time, upon the occurrence of specific events defined within the trust indenture. There are no required principal payments on the subordinated debentures over the next five years. The Holding Company has the option to defer interest payments on the subordinated debentures for a period not to exceed five consecutive years.

Cumulative deferred interest payments through September 30, 2012 totalling $348 were paid current in December 2012 with the approval of the FED. Cumulative deferred payments subsequent to September 30, 2012 have been accrued and totaled $42 as of December 31, 2012. Cumulative deferred interest payments were $210 at December 31, 2011. Pursuant to the Holding Company Order, the Holding Company may not, directly or indirectly, incur, issue, renew, rollover, or pay interest or principal on any debt (including the subordinated debentures) or commit to do so, increase any current lines of credit, or guarantee the debt of any entity, without prior written notice to and written non-objection from the FED.

The subordinated debentures have a variable rate of interest, reset quarterly, equal to the three-month London Interbank Offered Rate plus 2.85%, which was 3.21% at year-end 2012 and 3.43% at year-end 2011.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans

NOTE 13 – BENEFIT PLANS

Multi-employer pension plan: CFBank participates in a multi-employer contributory trusteed pension plan. The retirement benefits to be provided by the plan were frozen as of June 30, 2003 and future employee participation in the plan was stopped. The plan was maintained for all eligible employees and the benefits were funded as accrued. The cost of funding was charged directly to operations.

The unfunded liability at June 30, 2012 totaled $38 and at June 30, 2011 was $277. CFBank’s contributions for the plan years ending June 30, 2013, June 30, 2012 and June 30, 2011, totaled $49, $91 and $60, respectively. Contributions to the plan may vary from period to period due to the change in the plan’s unfunded liability. The unfunded liability is primarily related to the change in plan assets and the change in plan liability from one year to the next. The change in plan assets is based on contributions deposited, benefits paid and the actual rate of return earned on those assets. The change in plan liability is based on demographic changes and changes in the interest rates used to determine plan liability. In the event the actual rate of return earned on plan assets decline, the value of the plan assets will decline. In the event the interest rates used to determine plan liability decrease, plan liability will increase. The combined effect of each change determines the change in the unfunded liability and the change in the employer contributions.

CFBank participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

Funded status (market value of plan assets divided by funding target) based on valuation reports as of July 1, 2012 and 2011 was 96.83% and 80.00%, respectively.

Total contributions made to the Pentegra DB Plan, as reported on Form 5500, totaled $299,729 and $203,582 for the plan years ended June 30, 2011 and June 30, 2010, respectively. CFBank’s contributions to the Pentegra DB Plan were not more than 5% of the total contributions to the Pentegra DB Plan.

401(k) Plan: A 401(k) plan allows employee contributions up to the maximum amount allowable under federal tax regulations, which are currently matched in an amount equal to 25% of the first 8% of the compensation contributed. Expense for 2012, 2011 and 2010 was $33, $20 and $39, respectively.

Salary Continuation Agreement: In 2004, CFBank initiated a nonqualified salary continuation agreement for the former Chairman Emeritus. Benefits provided under the plan are unfunded, and payments are made by CFBank. Under the plan, CFBank pays him, or his beneficiary, a benefit of $25 annually for 20 years, beginning 6 months after his retirement date, which was February 28, 2008. The expense related to this plan totaled $47, $16 and $17 in 2012, 2011 and 2010, respectively. The accrual is included in accrued interest payable and other liabilities in the consolidated balance sheets and totaled $273 at year-end 2012 and $251 at year-end 2011.

Life Insurance Benefits: CFBank entered into agreements with certain employees, former employees and directors to provide life insurance benefits which are funded through life insurance policies purchased and owned by CFBank. The expense related to these benefits totaled $16, $10 and $7 in 2012, 2011 and 2010, respectively. The accrual for CFBank’s obligation under these agreements is included in accrued interest payable and other liabilities in the consolidated balance sheets and totaled $205 at year-end 2012 and $189 at year-end 2011.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

NOTE 14 – INCOME TAXES

Income tax expense was as follows:

	2012	2011	2010
Current federal	$—	$—	$198
Deferred federal	—	—	—

Total	$—	$—	$198

Effective tax rates differ from the federal statutory rate of 34% applied to loss before income taxes due to the following:

	2012	2011	2010
Federal statutory rate times financial statement income loss	$(1,280)	$(1,845)	$(2,269)
Effect of:
Bank owned life insurance income	(45)	(44)	(43)
Increase in deferred tax valuation allowance	$1,314	1,876	2,276
Other	11	13	234

	$—	$—	$198

Effective tax rate	0.0%	0.0%	-3.0%

Year-end deferred tax assets and liabilities were due to the following:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$1,298	$1,775
Deferred loan fees	—	10
Post-retirement death benefits	70	64
Deferred compensation	93	85
Nonaccrual interest	83	80
Depreciation	71	41
Other real estate owned loss reserves	—	394
Tax mark-to-market adjustments on securities available for sale	36	131
Accrued stock awards	—	—
Net operating loss carryforward	1,904	6,628
Unrealized loss on securities available for sale	—	—
Other	72	79

	3,627	9,287
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	9	12
Prepaid expenses	94	46
Unrealized gain on securities available for sale	36	131
Other	—	103

	505	658

Net deferred tax asset before valuation allowance	3,122	8,629
Deferred tax valuation allowance	(3,122)	(8,629)

Net deferred tax asset	$—	$—

Federal income tax laws provided additional deductions, totaling $2,250, for thrift bad debt reserves established before 1988. Accounting standards do not require a deferred tax liability to be recorded on this amount, which otherwise would total $765 at year-end 2012. However, if CFBank were wholly or partially liquidated or otherwise ceases to be a bank, or if tax laws were to change, this amount would have to be recaptured and a tax liability recorded. Additionally, any distributions in excess of CFBank’s current or accumulated earnings and profits would reduce amounts allocated to its bad debt reserve and create a tax liability for CFBank. The amount of additional taxable income created by such a distribution is an amount that, when reduced by the tax attributable to the income, is equal to the amount of the distribution. Thus, if CFBank makes a distribution that reduces the amount allocated to its bad debt reserve, then approximately one and one-half times the amount used would be includible in gross income for federal income tax purposes, assuming a 34% corporate income tax rate. CFBank does not intend to make distributions that would result in a recapture of any portion of its bad debt reserve.

As a result of the change in stock ownership associated with the stock offering completed in August 2012, within the guidelines of Section 382 of the Internal Revenue Code of 1986, the Company incurred an ownership change. At year-end 2012, the Company had net operating loss carryforwards of $25,941, which expire at various dates from 2024 to 2032, and alternative minimum tax credit carryforwards of $60, which do not expire. As a result, its ability to utilize carryforwards that arose before the stock offering closed is limited to $163 per year. Due to this limitation, management determined it is more likely than not that $20,342 of net operating loss carryforwards will expire unutilized and, as required by accounting standards, reduced deferred tax assets and the valuation allowance by $6,916 to reflect this lost realizability.

The Company maintained a valuation allowance against deferred tax assets at December 31, 2012 and December 31, 2011, based on its estimate of future reversal and utilization. When determining the amount of deferred tax assets that are more-likely-than-not to be realized, and therefore recorded as a benefit, the Company conducts a regular assessment of all available information. This information includes, but is not limited to, taxable income in prior periods, projected future income and projected future reversals of deferred tax items. Based on these criteria, the Company determined that it was necessary to establish a full valuation allowance against the entire net deferred tax asset.

At December 31, 2012 and 2011, the Company had no unrecognized tax benefits recorded. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.

The Company is subject to U.S. federal income tax and is no longer subject to federal examination for years prior to 2009.

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2012 were as follows:

Beginning balance	$1,154
New loans	357
Effect of changes in composition of related parties	(1,463)
Repayments	4

Ending balance	$52

Deposits from principal officers, directors, and their affiliates at year-end 2012 and 2011 were $91 and $1,105.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

NOTE 16 – STOCK-BASED COMPENSATION

The Company has three stock-based compensation plans (the Plans) as described below. Total compensation cost that has been charged against income for the Plans was $11, $40, and $6 for 2012, 2011 and 2010, respectively. The total income tax benefit was $1, $8, and $2, respectively.

The Original Plans, which are stockholder-approved, provide for stock option grants and restricted stock awards to directors, officers and employees. The 1999 Stock-Based Incentive Plan, which expired July 13, 2009, provided 38,778 shares for stock option grants and 15,511 shares for restricted stock awards. The 2003 Equity Compensation Plan (2003 Plan) as amended and restated, provided an aggregate of 100,000 shares for stock option grants and restricted stock awards, of which up to 30,000 shares could be awarded in the form of restricted stock awards. The 2009 Equity Compensation Plan, which was approved by stockholders on May 21, 2009, replaced the 2003 Plan and provides 200,000 shares, plus any remaining shares available to grant or that are later forfeited or expire under the 2003 Plan, that may be issued as stock option grants, stock appreciation rights or restricted stock awards.

Stock Options

The Plans permit the grant of stock options to directors, officers and employees for up to 338,777 shares of common stock. Option awards are granted with an exercise price equal to the market price of the Company’s common stock on the date of grant, generally have vesting periods ranging from one to three years, and are exercisable for ten years from the date of grant. Unvested stock options immediately vest upon a change of control.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of the Company’s common stock. The Company uses historical data to estimate option exercise and post-vesting termination behavior. Employee and management options are tracked separately. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

	2012	2011	2010
Risk-free interest rate	1.23%	2.98%	2.62%
Expected term (years)	7	7	7
Expected stock price volatility	78%	46%	46%
Dividend yield	0%	1.41%	3.77%

A summary of stock option activity in the Plans for 2012 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	43,298	$24.87
Granted	205,000	1.28
Exercised	—	—
Expired	—	—
Cancelled or Forfeited	(13,602)	24.48

Outstanding at end of year	234,696	$4.29	9.3	$—

Expected to vest	209,080	$1.35	9.9	$—

Exercisable at end of period	25,616	$28.27	4.9	$—

During the year ended December 31, 2012, there were 13,602 stock options canceled or forfeited. Expense associated with unvested forfeited shares is reversed.

Information related to the stock option Plans during each year follows. There were no options exercised in 2012 or 2011.

	2012	2011	2010
Intrinsic value of options exercised	$—	$—	$—
Cash received from option exercises	—	—	—
Tax benefit realized from option exercises	—	—	—
Weighted average fair value of options granted	$0.91	$0.75	$0.31

As of December 31, 2012, there was $149 of total unrecognized compensation cost related to nonvested stock options granted under the Plans. The cost is expected to be recognized over a weighted-average period of 1.9 years. Substantially all of the 209,080 nonvested stock options at December 31, 2012 are expected to vest.

Restricted Stock Awards

The Plans permit the grant of restricted stock awards to directors, officers and employees. Compensation is recognized over the vesting period of the awards based on the fair value of the stock at grant date. The fair value of the stock was determined using the closing share price on the date of grant and shares generally have vesting periods of one to three years. There were 39,342 shares available to be issued under the Plans at December 31, 2012. There were no shares issued in 2012 or 2011.

A summary of changes in the Company’s nonvested restricted shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1, 2012	4,800	$6.88
Granted	—	—
Vested	(2,400)	6.88
Forfeited	(1,000)	7.25

Nonvested at December 31, 2012	1,400	$6.61

As of December 31, 2012, there was $2 of total unrecognized compensation cost related to nonvested shares granted under the Plans. The cost is expected to be recognized over a weighted-average period of 0.57 years. The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 was $4, $14 and $24, respectively.

Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock

NOTE 17 – Preferred Stock

On December 5, 2008, in connection with the Troubled Asset Relief Program (TARP) Capital Purchase Program, the Company issued to U.S. Treasury 7,225 shares of Central Federal Corporation Fixed Rate Cumulative Perpetual Preferred Stock, Series A (Preferred Stock) for $7,225. The Preferred Stock initially paid quarterly dividends at a five percent annual rate, which rate was scheduled to increase to nine percent after February 14, 2014, on a liquidation preference of $1 per share.

The Company’s Board of Directors elected to defer dividend payments on the Preferred Stock beginning with the dividend payable on November 15, 2010 in order to preserve cash at the Holding Company. At December 31, 2011, five quarterly dividend payments had been deferred. Cumulative deferred dividend payments totaled $466 at December 31, 2011 and $90 at December 31, 2010. Although deferred, the dividends were accrued with an offsetting charge to accumulated deficit.

Pursuant to the Holding Company Order, as described in Note 2, the Holding Company may not declare, make, or pay any cash dividends (including dividends on the Preferred Stock, or the Holding Company’s common stock) or other capital distributions or purchase, repurchase or redeem or commit to purchase, repurchase, or redeem any Holding Company equity stock without the prior written non-objection of the FED. On July 13, 2012, the Holding Company received approval from the FRB of Cleveland of an agreement with U.S. Treasury to redeem the Preferred Stock, including all accrued but unpaid dividends and the common stock warrant issued in connection with the TARP Capital Purchase Program (together, the “TARP obligations”) using proceeds of the Holding Company’s common stock offering. On August 23, 2012, the Holding Company received regulatory non-objection from the OCC for redemption of the TARP obligations.

On September 26, 2012, pursuant to the agreement with U.S. Treasury, the Holding Company utilized $3,000 of the proceeds from its stock offering to redeem the TARP obligations including deferred dividends totalling $801. The redemption included satisfaction of common stock warrants associated with the preferred stock. The redemption was completed at a discount and resulted in an increase in common stockholders’ equity of $4,960.

Common Stock Warrant	12 Months Ended
Dec. 31, 2012
Common Stock Warrant

NOTE 18 – Common Stock Warrant

In connection with the issuance of the Preferred Stock, the Company also issued to U.S. Treasury a warrant to purchase 67,314 shares of the Company’s common stock at an exercise price of $16.10 per share, which represented an aggregate investment, if exercised for cash, of approximately $1,100 in Company common stock. The exercise price could have been paid either by withholding a number of shares of common stock issuable upon exercise of the warrant equal to the value of the aggregate exercise price of the warrant, determined by reference to the market price of the Company’s common stock on the trading day on which the warrant is exercised, or, if agreed to by the Company and the warrant holder, by the payment of cash equal to the aggregate exercise price. The warrant was exercisable any time before December 5, 2018.

The common stock warrant was redeemed on September 26, 2012 as part of the transaction with U.S. Treasury for redemption of the TARP obligations. See Note 17 for a discussion of the agreement with U.S. Treasury for redemption of the TARP obligations, including redemption of the common stock warrant.

Regulatory Capital Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters

NOTE 19 – REGULATORY CAPITAL MATTERS

CFBank is subject to regulatory capital requirements administered by federal banking agencies. Prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Actual and required capital amounts and ratios are presented below at year end.

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to risk weighted assets	$25,002	15.53%	$12,878	8.00%	$16,098	10.00%	$19,317	12.00%
Tier 1 (Core) Capital to risk weighted assets	22,950	14.26%	6,439	4.00%	9,659	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	22,950	10.97%	8,372	4.00%	10,465	5.00%	16,744	8.00%
Tangible Capital to adjusted total assets	22,950	10.97%	3,139	1.50%	N/A	N/A	N/A	N/A

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk weighted assets	$15,351	10.30%	$11,918	8.00%	$14,897	10.00%	$17,876	12.00%
Tier 1 (Core) Capital to risk weighted assets	13,436	9.02%	5,959	4.00%	8,938	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	13,436	5.39%	9,968	4.00%	12,460	5.00%	19,937	8.00%
Tangible Capital to adjusted total assets	13,436	5.39%	3,738	1.50%	N/A	N/A	N/A	N/A

The CFBank Order required CFBank to have by September 30, 2011, and maintain thereafter, 8% Tier 1 (Core) Capital to adjusted total assets and 12% Total Capital to risk weighted assets, which it did not meet at September 30, 2011 or December 31, 2011. CFBank met the capital requirement at September 30, 2012 and December 31, 2012 as a result of a $13,500 capital contribution from the Holding Company resulting from the net proceeds of the stock offering. However, CFBank will not be considered “well-capitalized” under applicable regulatory capital standards as long as it is subject to individual minimum capital requirements under the CFBank Order.

The Qualified Thrift Lender test requires at least 65% of assets be maintained in housing-related finance and other specified areas. If this test is not met, limits are placed on growth, branching, new investments, FHLB advances and dividends, or CFBank must convert to a commercial bank charter. Management believes that this test is met at December 31,2012.

CFBank converted from a mutual to a stock institution in 1998, and a “liquidation account” was established with an initial balance of $14,300, which was the net worth reported in the conversion prospectus. The liquidation account represents a calculated amount for the purposes described below, and it does not represent actual funds included in the consolidated financial statements of the Company. Eligible depositors who have maintained their accounts, less annual reductions to the extent they have reduced their deposits, would be entitled to a priority distribution from this account if CFBank liquidated and its assets exceeded its liabilities. Dividends may not reduce CFBank’s stockholder’s equity below the required liquidation account balance.

Dividend Restrictions: The Holding Company’s principal source of funds for dividend payments is dividends received from CFBank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. CFBank must receive regulatory approval prior to any dividend payments.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments

NOTE 20 – DERIVATIVE INSTRUMENTS

Interest-rate swaps

CFBank utilizes interest-rate swaps as part of its asset liability management strategy to help manage its interest rate risk position, and does not use derivatives for trading purposes. The notional amount of the interest-rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest-rate swap agreements. CFBank was party to interest-rate swaps with a combined notional amount of $7,750 at December 31, 2012 and $7,949 at December 31, 2011.

The objective of the interest-rate swaps is to protect the related fixed rate commercial real estate loans from changes in fair value due to changes in interest rates. CFBank has a program whereby it lends to its borrowers at a fixed rate with the loan agreement containing a two-way yield maintenance provision, which will be invoked in the event of prepayment of the loan, and is expected to exactly offset the fair value of unwinding the swap. The yield maintenance provision represents an embedded derivative which is bifurcated from the host loan contract and, as such, the swaps and embedded derivatives are not designated as hedges. Accordingly, both instruments are carried at fair value and changes in fair value are reported in current period earnings. CFBank currently does not have any derivatives designated as hedges.

Contingent Features: The counterparty to CFBank’s interest-rate swaps is exposed to credit risk whenever the interest-rate swaps are in a liability position. At year-end 2012, CFBank had $1,511 in securities pledged as collateral for these derivatives. Should the liability increase, CFBank will be required to pledge additional collateral.

Additionally, CFBank’s interest-rate swap instruments contain provisions that require CFBank to remain well capitalized under regulatory capital standards. The interest-rate swaps could be called by the counterparty as a result of CFBank’s failure to maintain well-capitalized status due to the CFBank Order. Should market interest rates decrease from December 31, 2012 levels, the payment may increase in the event the swaps are called. In the event the interest-rate swaps are called and CFBank is unable to replace them, CFBank will be exposed to the market risk of the valuation of the yield maintenance provisions and, absent the borrowers’ prepaying the loans, as of December 31, 2012 would incur a net $990 expense, subject to valuation fluctuations, over the remaining lives of the related loans.

Summary information about the derivative instruments is as follows:

	2012	2011
Notional amount	$7,750	$7,949
Weighted average pay rate on interest-rate swaps	3.86%	3.86%
Weighted average receive rate on interest-rate swaps	0.24%	0.35%
Weighted average maturity (years)	4.6	5.6
Fair value of interest-rate swaps	$(990)	$(999)
Fair value of yield maintenance provisions	990	999

The fair value of the yield maintenance provisions and interest-rate swaps is recorded in other assets and other liabilities, respectively, in the consolidated balance sheet. Changes in the fair value of the yield maintenance provisions and interest-rate swaps are reported currently in earnings, as other noninterest income in the consolidated statements of operations. There were no net gains or losses recognized in earnings related to yield maintenance provisions and interest-rate swaps in 2012, 2011 or 2010.

Mortgage banking derivatives

Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market are considered derivatives. These mortgage banking derivatives are not designated in hedge relationships. The Company had approximately $2,079 and $3,930 of interest rate lock commitments related to residential mortgage loans at December 31, 2012 and 2011, respectively. The fair value of these mortgage banking derivatives was reflected by a derivative asset of $45 and $39 at December 31, 2012 and 2011, respectively, which was included in other assets in the consolidated balance sheet. Fair values were estimated based on anticipated gains on the sale of the underlying loans. Changes in the fair values of these mortgage banking derivatives are included in net gains on sales of loans. Net gains (losses) recognized in earnings related to these mortgage banking derivatives totaled $6, ($2) and $41 in 2012,2011, and 2010, respectively.

Loan Commitments and Other Related Activities	12 Months Ended
Dec. 31, 2012
Loan Commitments and Other Related Activities

NOTE 21 – LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows.

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to make loans	$4,307	$309	$943	$741
Unused lines of credit	47	18,142	62	19,952
Standby letters of credit	—	522	—	526

Commitments to make loans are generally made for periods of 60 days or less, except for construction loan commitments, which are typically for a period of one year, and loans under a specific drawdown schedule, which are based on the individual contracts. The fixed rate loan commitments had interest rates ranging from 2.99% to 5.0% and maturities ranging from 16 months to 30 years at December 31, 2012. The fixed rate loan commitments had interest rates ranging from 3.25% to 5.25% and maturities ranging from 15 years to 30 years at December 31, 2011.

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information

NOTE 22 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of Central Federal Corporation follows:

CONDENSED BALANCE SHEETS

	2012	2011
Assets
Cash and cash equivalents	$4,673	$560
Investment in banking subsidiary	23,060	13,827
Investment in and advances to other subsidiaries	1,226	1,212
Other assets	—	264

Total assets	$28,959	$15,863

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	161	764
Stockholders’ equity	23,643	9,944

Total liabilities and stockholders’ equity	$28,959	$15,863

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	2012	2011	2010
Interest income	$3	$—	$—
Interest expense	180	168	167
Other expense	400	663	567

Loss before income tax and undistributed subsidiaries’ operations	(577)	(831)	(734)
Effect of subsidiaries’ operations	(3,189)	(4,594)	(6,136)

Net loss	$(3,766)	$(5,425)	$(6,870)

Comprehensive loss	$(4,045)	$(5,711)	$(6,902)

CONDENSED STATEMENTS OF CASH FLOWS

	2012	2011	2010
Cash flows from operating activities
Net loss	$(3,766)	$(5,425)	$(6,870)
Adjustments:
Effect of subsidiaries’ operations	3,189	4,594	6,136
Stock-based compensation expense	—	—	2
Change in other assets and other liabilities	173	11	(51)

Net cash from operating activities	(404)	(820)	(783)
Cash flows from investing activities
Investments in banking subsidiary	(13,500)	—	—
Investments in other subsidiaries	(3)	635	(8)

Net cash from investing activities	(13,503)	635	(8)
Cash flows from financing activities
Dividends paid	—	—	(271)
Redemption of TARP obligation	(3,000)	—	—
Net proceeds from issuance of common stock	21,020	—	—

Net cash from financing activities	18,020	—	(271)
Net change in cash and cash equivalents	4,113	(185)	(1,062)
Beginning cash and cash equivalents	560	745	1,807

Ending cash and cash equivalents	$4,673	$560	$745

Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Common Share

NOTE 23 – EARNINGS (LOSS) PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and unvested share-based payment awards according to dividends declared (or accumulated) and participation rights in undistributed earnings. The factors used in the earnings per share computation follow:

	2012	2011	2010
Basic
Net loss	$(3,766)	$(5,425)	$(6,870)
Less: Preferred dividends and accretion of discount on preferred stock	4,632	(425)	(410)
Less: Net loss allocated to unvested share-based payment awards	—	34	29

Net earnings (loss) allocated to common stockholders	$866	$(5,816)	(7,251)

Weighted average common shares outstanding including unvested share-based payment awards	6,317,032	825,376	822,262
Less: Unvested share-based payment awards	(2,331)	(4,801)	(3,304)

Average shares	6,314,701	820,575	818,958

Basic earnings ( loss) per common share	$0.14	$(7.09)	$(8.85)

Diluted
Net earnings (loss) allocated to common stockholders	$866	$(5,816)	$(7,251)

Weighted average common shares outstanding for basic earnings (loss) per common share	6,314,701	820,575	818,958
Add: Dilutive effects of assumed exercises of stock options	948	—	—
Add: Dilutive effects of assumed exercises of stock warrant	—	—	—

Average shares and dilutive potential common shares	6,315,649	820,575	818,958

Diluted earnings (loss) per common share	$0.14	$(7.09)	$(8.85)

The following potential average common shares were anti-dilutive and not considered in computing diluted earnings (loss) per common share because the Company had a loss from continuing operations.

	2012	2011	2010
Stock options	40,502	43,296	53,955
Stock warrant	49,474	67,314	67,314

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities

NOTE 24 – CONTINGENT LIABILITIES

CFBank participates in a multi-employer contributory trusteed pension plan. On August 17, 2012, CFBank was notified by the trustees of the plan that, due to CFBank’s financial performance and the CFBank Order, it was required make a contribution or provide a letter of credit in the amount of the funding shortfall plus estimated cost of annuitization of benefits in the plan, which was determined to be $908. CFBank obtained a letter of credit from the FHLB for this amount. The cost of obtaining the letter of credit was $9. CFBank may be required to make additional contributions or provide additional amounts via an expanded letter of credit if the funding shortfall increases in the future. If CFBank’s financial condition should worsen in the future, the trustee may execute the letter of credit, resulting in a charge to CFBank.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Principles of Consolidation

Nature of Operations and Principles of Consolidation: The consolidated financial statements include Central Federal Corporation (the Holding Company), its wholly-owned subsidiaries, CFBank, Ghent Road, Inc., and Smith Ghent LLC, together referred to as “the Company”. Ghent Road, Inc. was formed in 2006 and owns the land adjacent to the Company’s corporate office while Smith Ghent LLC owns the CFBank corporate office building. Intercompany transactions and balances are eliminated in consolidation.

CFBank provides financial services through its four full-service banking offices in Fairlawn, Calcutta, Wellsville and Worthington, Ohio. Its primary deposit products are checking, savings, money market and term certificate accounts, and its primary lending products are commercial and residential mortgages and commercial and installment loans. There are no significant concentrations of loans to any one industry or customer. However, the customers’ ability to repay their loans is dependent on the real estate and general economic conditions in the customers’ geographic areas.

On August 20, 2012, the Company successfully completed a registered common stock offering. Net proceeds from the offering totaled $20,221 after consideration of $2,279 of offering costs. The capital raise resulted in 15 million additional common shares being issued at the price of $1.50 per share.

Use of Estimates

Use of Estimates: To prepare financial statements in conformity with U.S. generally accepted accounting principles (GAAP), management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses (ALLL), deferred tax assets and fair values of financial instruments are particularly subject to change.

Cash Flows

Cash Flows: Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest-bearing deposits in other financial institutions and borrowings with original maturities under 90 days.

Interest-Bearing Deposits in Other Financial Institutions	Interest-Bearing Deposits in Other Financial Institutions: Interest-bearing deposits in other financial institutions mature at various times through September 2014 and are carried at cost.
Securities

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities and collateralized mortgage obligations where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (OTTI) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or will more likely than not be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans Held for Sale

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at fair value, as determined by outstanding commitments from investors.

Mortgage loans held for sale are generally sold with servicing rights released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right when mortgage loans held for sale are sold with servicing rights retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, adjusted for purchase premiums and discounts, deferred loan fees and costs, accrued interest receivable and an ALLL. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. The recorded investment in loans includes accrued interest receivable.

The accrual of interest income on all classes of loans, except other consumer loans, is discontinued and the loan is placed on nonaccrual status at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Other consumer loans are typically charged off no later than 90 days past due. Past due status is based on the contractual terms of the loan for all classes of loans. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. Commercial, multi-family residential real estate loans and commercial real estate loans placed on nonaccrual status are individually classified as impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk

Concentration of Credit Risk: Most of the Company’s primary business activity is with customers located within the Ohio counties of Columbiana, Franklin, Summit and contiguous counties. Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economies within these counties. Although these counties are the Company’s primary market area for loans, the Company originates residential and commercial real estate loans throughout the United States.

Allowance for Loan Losses

Allowance for Loan Losses: The ALLL is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired. A loan is impaired when, based on current information and events, it is probable that CFBank will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans within any loan class for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDRs) and classified as impaired.

Factors considered by management in determining impairment for all loan classes include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.

Loans of all classes within the commercial, multi-family residential and commercial real estate segments, regardless of size, and loans of all other classes with balances over $500 are individually evaluated for impairment when they are 90 days past due, or earlier than 90 days past due if information regarding the payment capacity of the borrower indicates that payment in full according to the loan terms is doubtful. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance loans, such as consumer and single-family residential real estate loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

TDRs of all classes of loans are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For TDRs that subsequently default, the amount of reserve is determined in accordance with the accounting policy for the ALLL.

Interest income on all classes of impaired loans that are on nonaccrual status is recognized in accordance with the accounting policy on nonaccrual loans. Cash receipts on all classes of impaired loans that are on nonaccrual status are generally applied to the principal balance outstanding. Interest income on all classes of impaired loans that are not on nonaccrual status is recognized on the accrual method. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note.

The general component covers non-impaired loans of all classes and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by loan class and is based on the actual loss history experienced by the Company over the most recent year. This actual loss experience is supplemented with other economic factors based on the risks present for each loan class. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.

The general component is calculated based on CFBank’s loan balances and actual historical payment default rates. For loans with no actual payment default history, industry estimates of payment default rates are applied based on loan segment and the state where the collateral is located. Results are then scaled based on CFBank’s internal loan risk ratings, and industry loss rates are applied based on loan segment. Industry information is modified based on management’s judgment regarding items specific to CFBank, and primarily include the historical loss experience of each loan class, the level and trend of past due and nonaccrual loans in each loan class and the current economic outlook.

The following portfolio segments have been identified: commercial loans, single-family residential real estate loans; multi-family residential real estate loans; commercial real estate loans; construction loans; home equity lines of credit; and other consumer loans. A description of each segment of the loan portfolio, along with the risk characteristics of each segment is included below:

Commercial loans: Commercial loans include loans to businesses generally located within our primary market area. Those loans are generally secured by business equipment, inventory, accounts receivable and other business assets. In underwriting commercial loans, we consider the net operating income of the company, the debt service ratio and the financial strength, expertise and credit history of the business owners and/or guarantors. Because payments on commercial loans are dependent on successful operation of the business enterprise, repayment of such loans may be subject to a greater extent to adverse conditions in the economy. We seek to mitigate these risks through underwriting policies which require such loans to be qualified at origination on the basis of the enterprise’s financial performance and the financial strength of the business owners and/or guarantors.

Single-family residential real estate loans: Single-family residential real estate loans include permanent conventional mortgage loans secured by single-family residences located within and outside of our primary market area. Credit approval for single-family residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment and an established credit record. Our policy is to originate single-family residential real estate loans for portfolio in amounts up to 85% of the lower of the appraised value or the purchase price of the property securing the loan, without requiring private mortgage insurance. Loans in excess of 85% of the lower of the appraised value or purchase price of the property securing the loan require private mortgage insurance. CFBank has not engaged in subprime lending, used option adjustable-rate mortgage products or made loans with initial teaser rates.

Multi-family residential real estate loans: Multi-family residential real estate loans include loans secured by apartment buildings, condominiums and multi-family residential houses generally located within our primary market area. Underwriting policies provide that multi- family residential real estate loans may be made in amounts up to 75% of the lower of the appraised value or purchase price of the property. In underwriting multi-family residential real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed and adjustable rate loans. Fixed rates are generally limited to three to five years, at which time they convert to adjustable rate loans. Because payments on loans secured by multi-family residential properties are dependent on successful operation or management of the properties, repayment of multi-family residential real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy. Adjustable rate multi-family residential real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable rate multi-family residential real estate loans generally do not contain periodic and lifetime caps on interest rate changes. We seek to minimize the additional risk presented by adjustable rate multi-family residential real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Commercial real estate loans: Commercial real estate loans include loans secured by owner occupied and non-owner occupied properties used for business purposes, such as manufacturing facilities, office buildings or retail facilities generally located within our primary market area. Underwriting policies provide that commercial real estate loans may be made in amounts up to 75% of the lower of the appraised value or purchase price of the property. In underwriting commercial real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed and adjustable rate loans. Fixed rates are generally limited to three to five years, at which time they convert to adjustable rate loans. Because payments on loans secured by commercial real estate properties are dependent on successful operation or management of the properties, repayment of commercial real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy. Adjustable rate commercial real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable rate commercial real estate loans generally do not contain periodic and lifetime caps on interest rate changes. We seek to minimize the additional risk presented by adjustable rate commercial real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Construction loans: Construction loans include loans to finance the construction of residential and commercial properties generally located within our primary market area. Construction loans are fixed or adjustable-rate loans which may convert to permanent loans with maturities of up to 30 years. Our policies provide that construction loans may be made in amounts up to 75% of the appraised value of the property, and an independent appraisal of the property is required. Loan proceeds are disbursed in increments as construction progresses and as inspections warrant, and regular inspections are required to monitor the progress of construction. In underwriting construction loans, we consider the property owner’s and/or guarantor’s financial strength, expertise and credit history. Construction financing is considered to involve a higher degree of credit risk than long-term financing on improved, owner occupied real estate. Risk of loss on a construction loan is dependent largely upon the accuracy of the initial estimate of the property’s value at completion of construction or development compared to the estimated cost (including interest) of construction. If the estimate of value proves to be inaccurate, we may be confronted with a project, when completed, having a value which is insufficient to assure full repayment. We attempt to reduce such risks on construction loans through inspections of construction progress on the property and by requiring personal guarantees and reviewing current personal financial statements and tax returns, as well as other projects of the developer.

Home equity lines of credit: Home equity lines of credit include both loans we originate for portfolio and purchased loans. We originate home equity lines of credit to customers generally within our primary market area. Home equity lines of credit are variable rate loans and the interest rate adjusts monthly at various margins above the prime rate of interest as disclosed in The Wall Street Journal. The margin is based on certain factors including the loan balance, value of collateral, election of auto-payment, and the borrower’s FICO® score. The amount of the line is based on the borrower’s credit, income and equity in the home. When combined with the balance of the prior mortgage liens, these lines generally may not exceed 89.9% of the appraised value of the property at the time of the loan commitment. The lines are secured by a subordinate lien on the underlying real estate and are, therefore, vulnerable to declines in property values in the geographic areas where the properties are located. Credit approval for home equity lines of credit requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral. Collectibility of home equity lines of credit are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. In 2005 and 2006, we purchased home equity lines of credit collateralized by properties located throughout the United States. The purchased home equity lines of credit present higher risk than the home equity lines of credit we originate for our portfolio as they include properties in geographic areas that have experienced significant declines in housing values, such as California, Florida and Virginia. The collateral values associated with certain loans in these states have declined by up to approximately 50% since these loans were originated in 2005 and 2006, and as a result, some loan balances exceed collateral values. We continue to monitor collateral values and borrower FICO® scores on both purchased and portfolio loans and, when the situation warrants, have frozen the lines of credit.

Other consumer loans: Other consumer loans include closed-end home equity, home improvement, auto and credit card loans to consumers generally located within our primary market area. Credit approval for other consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.

CFBank’s charge-off policy for commercial loans, single-family residential real estate loans, multi-family residential real estate loans, commercial real estate loans, construction loans and home equity lines of credit requires management to record a specific reserve or charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be a collateral shortfall related to the estimated value of the collateral securing the loan. Other consumer loans are typically charged off no later than 90 days past due.

Servicing Rights

Servicing Rights: When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If it is later determined that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with loan servicing fees, net on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income, which is reported on the income statement as loan servicing fees, net is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Loan servicing fees, net totaled $26, $22 and $21 for the years ended December 31, 2012, 2011 and 2010, respectively. Late fees and ancillary fees related to loan servicing are not material.

Transfers of Financial Assets

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Assets

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 3 to 40 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 2 to 25 years.

Federal Home Loan Bank (FHLB) Stock

Federal Home Loan Bank (FHLB) stock: CFBank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance

Bank Owned Life Insurance: CFBank purchased life insurance policies on certain directors and employees in 2002. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Other Intangible Assets

Other Intangible Assets:Other intangible assets consist of identified intangibles from the purchase of the remaining two-thirds interest in Smith Ghent LLC in October 2009. The intangible asset was initially measured at fair value and is being amortized on a straight-line method over the estimated life of 4.5 years.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Derivatives

Derivatives: Derivative financial instruments are recognized as assets or liabilities at fair value. The Company’s derivatives consist mainly of interest rate swap agreements, which are used as part of its asset liability management program to help manage interest rate risk. The Company does not use derivatives for trading purposes. The derivative transactions are considered instruments with no hedging designation, otherwise known as stand-alone derivatives. Changes in the fair value of the derivatives are reported currently in earnings, as other noninterest income.

Mortgage Banking Derivatives

Mortgage Banking Derivatives: Commitments to fund mortgage loans to be sold into the secondary market, otherwise known as interest rate locks, are accounted for as free standing derivatives. Fair values of these mortgage derivatives are based on anticipated gains on the underlying loans. Changes in the fair values of these derivatives are included in net gains on sales of loans.

Stock-Based Compensation

Stock-Based Compensation: Compensation cost is recognized for stock options and restricted stock awards issued to directors and employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the required service period for each separately vesting portion of the award.

Income Taxes

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A full valuation allowance was recorded in 2009 to reduce the carrying amount of the Company’s net deferred tax asset to zero. See Note 14 – Income Taxes.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest related to income tax matters as interest expense and penalties related to income tax matters as other noninterest expense.

Retirement Plans

Retirement Plans: Pension expense is the amount of annual contributions to the multi-employer contributory trusteed pension plan. Employee 401(k) and profit sharing plan expense is the amount of matching contributions. Supplemental retirement plan expense allocates the benefits over years of service.

Reclassifications and Reverse Stock Split

Reclassifications and Reverse Stock Split: Some items in the prior period financial statements were reclassified to conform to the current presentation. Reclassifications did not impact prior period net loss or total stockholders’ equity. On May 4, 2012, the Company completed a 1-for-5 reverse stock split, whereby every 5 shares of the Company’s common stock were reclassified into one share of common stock. All share and per share amounts for all periods presented have been adjusted to reflect the reverse split as though it had occurred prior to the earliest period presented.

Earnings (Loss) Per Common Share

Earnings (Loss) Per Common Share: Basic earnings (loss) per common share is net income (loss) available to common stockholders divided by the weighted average number of common shares outstanding during the period. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options and the common stock warrant. Earnings and dividends per share are restated for all reverse stock splits through the date of issuance of the financial statements.

Comprehensive Income (Loss)

Comprehensive Income (Loss): Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.

Loss Contingencies

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are any such matters that will have a material effect on the financial statements. See Note 25 – Contingent Liabilities.

Restrictions on Cash

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank (FRB) is required to meet regulatory reserve and clearing requirements. Cash on deposit with the FHLB includes $3,300 pledged as collateral for FHLB advances.

Equity

Equity: Treasury stock is carried at cost. The carrying value of preferred stock and the common stock warrant is based on allocation of issuance proceeds, net of issuance costs, in proportion to their relative fair values. Preferred stock is carried net of the discount established through the allocation of proceeds.

Dividend Restriction

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by CFBank to the Holding Company or by the Holding Company to stockholders. On December 5, 2008, the Company issued 7,225 shares of Central Federal Corporation Fixed Rate Cumulative Perpetual Preferred Stock, Series A (Preferred Stock) to the United States Department of the Treasury (U.S. Treasury) under the Troubled Asset Relief Program (TARP) Capital Purchase Program. This Preferred Stock has since been retired as a part of the agreement with U.S. Treasury to retire all portions of the TARP obligation in September 2012. As defined in Note 2 – Regulatory Order Considerations and Management’s Plans, the Holding Company may not declare, make, or pay any cash dividends or other capital distributions or purchase, repurchase or redeem or commit to purchase, repurchase, or redeem any Holding Company equity stock without the prior written non-objection of the Board of Governors of the Federal Reserve System (FED).

Fair Value of Financial Instruments

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 6 – Fair Value. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments

Operating Segments: While the chief decision-makers monitor the revenue streams of the Company’s various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating results are not reviewed by senior management to make resource allocation or performance decisions. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Adoption of New Accounting Standards

Adoption of New Accounting Standards:

ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs amends FASB ASC Topic 820, Fair Value Measurements , to bring U.S. GAAP for fair value measurements in line with International Accounting Standards. The ASU clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity’s stockholders’ equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The ASU also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The ASU also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2011. Early adoption was not permitted. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This update provides an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments do not affect how earnings per share is calculated or presented. This update is effective for fiscal years and interim periods beginning after December 15, 2011 and is to be applied retrospectively. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements. The Company has presented comprehensive income in a separate Consolidated Statements of Comprehensive Loss for the years ended December 31, 2012, 2011, and 2010.

In December, 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05 . In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement in ASU 2011-05, Presentation of Comprehensive Income, for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011 for public companies, and fiscal years ending after December 15, 2011 for nonpublic companies. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

Effect of Newly Issued But Not Yet Effective Accounting Standards

Effect of Newly Issued But Not Yet Effective Accounting Standards:

In December, 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, in an effort to improve comparability between U.S. GAAP and international financial reporting standards (“IFRS”) financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. The new standard is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company does not expect this ASU to have a significant impact on its consolidated financial statements.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210);Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The main objective of this standards update is to address implementation issues about the scope of Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210): Disclosures About offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative period presented. The Company does not expect this ASU to have a significant impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220); Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2015. The Company does not expect this ASU to have a significant impact on its consolidated financial statements.

Regulatory Order Considerations and Management's Plans (Tables)	12 Months Ended
Dec. 31, 2012
Brokered Deposit Maturities	Brokered deposit maturities over the next four years are as follows:

December 31, 2013	$16,851
December 31, 2014	5,199
December 31, 2015	9,422
December 31, 2016	623

$32,095

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Fair Value of Available-For-Sale Securities Portfolio

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2012 and 2011 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2012
Corporate debt	$4,429	$—	$64	$4,365
State and municipal	2,006	—	20	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities—residential	1,399	87	—	1,486
Collateralized residential mortgage obligations	9,698	117	13	9,802

Total	$17,532	$204	$97	$17,639

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2011
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities—residential	$1,475	$198	$—	$1,673
Collateralized residential mortgage obligations	16,655	204	16	16,843

Total	$18,130	$402	$16	$18,516

Proceeds from Sales of Securities

The proceeds from sales of securities and the associated gains in 2012 and 2011 are listed below.

	2012	2011	2010
Proceeds	$2,144	$12,219	$13,632
Gross gains	143	353	468
Gross losses	—	—	—
Tax effect—expense	$—	$—	$159

Schedule of Amortized Cost and Fair Values of Debt Securities by Contractual Maturity

The amortized cost and fair value of debt securities at year-end 2012, by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$50	$50
Due after one year through five years	6,385	6,301
Mortgage-backed securities	1,399	1,486
Collateralized mortgage obligations	9,698	9,802

Total	$17,532	$17,639

Fair Value of Securities Pledged

Fair value of securities pledged was as follows:

	2012	2011
Pledged as collateral for:
FHLB advances	$4,707	$9,336
Public deposits	2,199	2,820
Customer repurchase agreements	—	3,557
Interest-rate swaps	1,511	1,464

Total	$8,417	$17,177

Securities with Unrealized Losses

The following table summarizes securities with unrealized losses at December 31, 2012 and December 31, 2011 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2012	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Corporate debt	$4,365	$64	$—	$—	$4,365	$64
State and municipal	1,936	20	—	—	1,936	20
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	1,673	13	—	—	1,673	13

Total temporarily impaired	$7,974	$97	$—	$—	$7,974	$97

December 31, 2011	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	$2,882	$16	$—	$—	$2,882	$16

Total temporarily impaired	$2,882	$16	$—	$—	$2,882	$16

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Loans

Loans at year-end were as follows:

	2012	2011
Commercial	$25,408	$25,994
Real estate:
Single-family residential	43,058	18,214
Multi-family residential	21,576	27,163
Commercial	54,291	69,757
Construction	14	—
Consumer:
Home equity lines of credit	12,963	14,921
Other	970	1,221

Subtotal	158,280	157,270
Less: ALLL	(5,237)	(6,110)

Loans, net	$153,043	$151,160

Activity in ALLL by Portfolio Segment

The following tables present the activity in the ALLL by portfolio segment for the year ended December 31, 2012 and 2011:

December 31, 2012:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110
Addition to (reduction in) provision for loan losses	(1,251)	180	700	1,412	—	78	10	1,129
Charge-offs	(99)	(64)	(796)	(1,467)	—	(126)	(39)	(2,591)
Recoveries	380	9	22	138	—	17	23	589

Ending balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

December 31, 2011:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758
Addition to (reduction in) provision for loan losses	1,481	83	2,108	(406)	(74)	183	—	3,375
Charge-offs	(1,296)	(124)	(3,167)	(2,652)	—	(241)	(18)	(7,498)
Recoveries	214	7	9	202	—	27	13	472
Reclass of ALLL on loan-related commitments (1)	3	—	—	—	—	—	—	3

Ending balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

Activity in the ALLL was as follows:

2010
Beginning balance	$7,090
Provision for loan losses	8,468
Reclassification of ALLL on loan-related commitments (1)	10
Loans charged-off	(6,165)
Recoveries	355

Ending balance	$9,758

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

Balance in ALLL and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$609	$71	$24	$126	$—	$—	$—	$830
Collectively evaluated for impairment	702	261	1,372	1,820	—	241	11	4,407

Total ending allowance balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

Loans:
Individually evaluated for impairment	$1,091	$129	$2,167	$6,467	$—	$—	$—	$9,854
Collectively evaluated for impairment	24,317	42,929	19,409	47,824	14	12,963	970	148,426

Total ending loan balance	$25,408	$43,058	$21,576	$54,291	$14	$12,963	$970	$158,280

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011:

		Real Estate			Consumer
	Commercial	Single-family	Multi-family	Commercial	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$624	$—	$11	$262	$—	$—	$897
Collectively evaluated for impairment	1,657	207	1,459	1,601	272	17	5,213

Total ending allowance balance	$2,281	$207	$1,470	$1,863	$272	$17	$6,110

Loans:
Individually evaluated for impairment	$821	$—	$5,090	$6,085	$135	$—	$12,131
Collectively evaluated for impairment	25,173	18,214	22,073	63,672	14,786	1,221	145,139

Total ending loan balance	$25,994	$18,214	$27,163	$69,757	$14,921	$1,221	$157,270

Individually Evaluated for Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2012. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$136	$121	$—	$503	$—
Real estate:
Single-family residential	—	—	—	—	—
Multi-family residential	2,001	1,879	—	2,223	—
Commercial:
Non-owner occupied	3,000	2,195	—	1,819	—
Owner occupied	2,195	1,244	—	1,258	—
Land	—	—	—	—	—
Construction	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—	—
Purchased for portfolio	—	—	—	—	—
Other	—	—	—	—	—

Total with no allowance recorded	7,332	5,439	—	5,803	—
With an allowance recorded:
Commercial	970	970	609	658	5
Real estate:
Single-family residential	129	129	71	129	2
Multi-family residential	288	288	24	1,975	1
Commercial:
Non-owner occupied	2,239	2,239	105	2,650	56
Owner occupied	396	396	7	397	6
Land	438	393	14	396	6
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—
Purchased for portfolio	—	—	—	—
Other	—	—	—	—

Total with an allowance recorded	4,460	4,415	830	6,205	76

Total	$11,792	$9,854	$830	$12,008	$76

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011:

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$573	$47	$—	$1,171	$—
Real estate:
Single-family residential	—	—	—	23	—
Multi-family residential	6,748	4,996	—	3,396	—
Commercial:
Non-owner occupied	2,171	1,755	—	1,446	—
Owner occupied	876	446	—	1,017	—
Land	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	135	135	—	136	—

Total with no allowance recorded	10,503	7,379	—	7,189	—
With an allowance recorded:
Commercial	796	774	624	428	30
Real estate:
Multi-family residential	94	94	11	48	3
Commercial:
Non-owner occupied	2,823	2,823	210	1,322	85
Owner occupied	411	411	20	211	43
Land	766	650	32	681	42

Total with an allowance recorded	4,890	4,752	897	2,690	203

Total	$15,393	$12,131	$897	$9,879	$203

2010
Average of individually impaired loans during the year	$11,722
Interest income recognized during impairment	41

Recorded Investment in Nonaccrual Loans by Class of Loans

The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Loans past due over 90 days still on accrual:
Real estate:
Commercial:	$—	$—
Non-owner occupied	—	—

Other consumer loans	—	—
Total over 90 days still on accrual loans	—	—
Nonaccrual loans:
Commercial	$714	$47
Real estate:
Single-family residential	113	736
Multi-family residential	2,082	4,996
Commercial:
Non-owner occupied	2,195	1,910
Owner occupied	1,243	446
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	157
Purchased for portfolio	9	9

Other consumer	—	—

Total nonaccrual loans	6,356	8,301

Total nonaccrual and nonperforming loans	$6,356	$8,301

Aging of Recorded Investment In Past Due Loans by Class of Loans

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$—	$65	$121	$186	$25,222	$593
Real estate:
Single-family residential	1,105	122	74	1,301	41,757	39
Multi-family residential	—	—	—	—	21,576	2,082
Commercial:
Non-owner occupied	40	—	1,611	1,651	28,299	583
Owner occupied	—	—	—	—	19,774	1,244
Land	—	—	—	—	4,568	—
Construction	—	—	—	—	14	—
Consumer:
Home equity lines of credit:
Originated for portfolio	20	—	—	20	10,699	—
Purchased for portfolio	—	—	9	9	2,235	—
Other	18	—	—	18	951	—

Total	$1,183	$187	$1,815	$3,185	$155,095	$4,541

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2011:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$103	$—	$—	$103	$25,891	$47
Real estate:
Single-family residential	714	474	491	1,679	16,535	245
Multi-family residential	—	—	3,065	3,065	24,098	1,931
Commercial:
Non-owner occupied	173	275	68	516	35,899	1,842
Owner occupied	—	—	—	—	27,900	446
Land	—	—	—	—	5,442	—
Consumer:
Home equity lines of credit:
Originated for portfolio	22	—	135	157	12,126	22
Purchased for portfolio	—	—	9	9	2,629	—
Other	—	30	—	30	1,191	—

Total	$1,012	$779	$3,768	$5,559	$151,711	$4,533

Loans Modified as TDRs by Class of Loans

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	2	$319	$319
Real estate:
Single-family residential	1	132	138
Multi-family residential	1	2,017	203
Commercial:
Non-owner occupied	1	478	428

Total	5	$2,946	$1,088

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
TDR’s:
Commercial	4	$1,127	$1,105
Real estate:
Multi-family residential	2	2,507	2,051
Commercial:
Non-owner occupied	5	2,710	2,710
Owner occupied	3	1,355	1,355
Land	7	655	655

Total	21	$8,354	$7,876

Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing. At December 31, 2012 and 2011, nonaccrual troubled debt restructurings were as follows:

	2012	2011
Commercial	$528	$47
Real estate:
Single-family residential	—
Multi-family residential	2,082	2,527
Commercial:
Non-owner occupied	388	—
Owner occupied	288	446

Total	$3,286	3,020

Financing Receivable Credit Quality Indicators

The recorded investment in loans by risk category and by class of loans as of December 31, 2012 and based on the most recent analysis performed follows.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$285	$21,013	$2,637	$1,473	$25,408
Real estate:
Single-family residential	42,945	—	—	113	43,058
Multi-family residential	—	12,846	5,790	2,939	21,575
Commercial:
Non-owner occupied	322	21,147	2,995	5,486	29,950
Owner occupied	—	16,385	762	2,627	19,774
Land	119	987	434	3,028	4,568
Construction	—	14	—	—	14
Consumer:
Home equity lines of credit:
Originated for portfolio	10,719	—	—	—	10,719
Purchased for portfolio	1,800	—	435	9	2,244
Other	970	—	—	—	970

	$57,160	$72,392	$13,053	$15,675	$158,280

The recorded investment in loans by risk category and class of loans as of December 31, 2011 follows:

	Not Rated	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$432	$19,591	$2,062	$3,909		$25,994
Real estate:
Single-family residential	17,478	—	—	736		18,214
Multi-family residential	—	15,395	4,539	6,822	407	27,163
Commercial:
Non-owner occupied	365	22,159	5,717	8,176		36,417
Owner occupied	—	22,526	3,474	1,898		27,898
Land	954	1,123	—	3,365		5,442
Consumer:
Home equity lines of credit:
Originated for portfolio	12,126	—	—	157		12,283
Purchased for portfolio	2,182	—	447	9		2,638
Other	1,221	—	—	—		1,221

	$34,758	$80,794	$16,239	$25,072	$407	$157,270

Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Foreclosed Assets	Foreclosed assets at year-end were as follows:

	2012	2011
Commercial	$—	$—
Commercial real estate	1,525	3,509

Subtotal	1,525	3,509
Valuation allowance	—	(1,139)

Total	$1,525	$2,370

Activity in Valuation Allowance

Activity in the valuation allowance was as follows:

	2012	2011	2010
Beginning of year	$1,139	$—	$—
Additions charged to expense	962	1,139	—
Direct write-downs	(2,101)	—	—

End of year	$—	$1,139	$—

Expenses Related to Foreclosed Assets

Expenses related to foreclosed assets include:

	2012	2011	2010
Net loss (gain) on sales	$(338)	$(7)	$—
Provision for unrealized losses	962	1,139	—
Operating expenses, net of rental income	28	55	4

	$652	$1,187	$4

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis, Including Financial Assets and Liabilities

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

Fair Value Measurements at December 31, 2012 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$4,365
State and municipal	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	1,486
Collateralized mortgage obligations	9,802

Total securities available for sale	$17,639

Loans held for sale	$623

Yield maintenance provisions (embedded derivatives)	$990

Interest rate lock commitments	$45

Financial Liabilities:
Interest-rate swaps	$990

Fair Value Measurements at December 31, 2011 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$1,673
Collateralized mortgage obligations	16,843

Total securities available for sale	$18,516

Loans held for sale	$1,210

Yield maintenance provisions (embedded derivatives)	$999

Interest rate lock commitments	$39

Financial Liabilities:
Interest-rate swaps	$999

Assets Measured at Fair Value on a Non-Recurring Basis

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements at December 31, 2012 Using
Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial	$121
Real Estate:
Single-family residential	57
Multi-family residential	2,070
Commercial:
Non-owner occupied	1,806
Owner occupied	1,244
—
—

Total impaired loans	$5,298

	Fair Value Measurements at December 31, 2011 Using
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Loan servicing rights	$9

Impaired loans:
Commercial		$108
Real Estate:
Multi-family residential		3,065
Commercial:
Non-owner occupied		2,887
Owner occupied		516
Land		233

Total impaired loans		$6,809

Foreclosed assets
Land		$1,209

Financial Instruments Measured at Fair Value on Non-Recurring Basis

	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
Impaired loans:
Commercial	$121	Income approach	Adjustment for differences in net operating income expectations	-10.0%
Single-family residential	57	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.3%
Commercial real estate:
Multi-family residential	2,070	Comparable sales approach	Adjustment for differences between the comparable market transactions	-39.0% to -27.1% (-32.7%)
Commercial:
Non-owner occupied	1,806	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.2% to 16.7% (-7.3%)
Owner occupied	1,244	Comparable sales approach	Adjustment for differences between the comparable market transactions	-6.3% to 0.5% (-0.8%)

Aggregate Fair Value, Contractual Balance (Including Accrued Interest) and Gain or Loss

As of December 31, 2012 and December 31, 2011, the aggregate fair value, contractual balance (including accrued interest) and gain or loss was as follows:

	December 31, 2012	December 31, 2011
Aggregate fair value	$623	$1,210
Contractual balance	595	1,196
Gain	28	14

Amount of Gains and Losses from Changes in Fair Value Included in Earnings

The total amount of gains and losses from changes in fair value included in earnings for the year ended December 31, 2012, 2011 and 2010 for loans held for sale were:

	2012	2011	2010
Interest income	$46	$40	$40
Interest expense	—	—	—
Change in fair value	14	(5)	19

Total change in fair value	$60	$35	$59

Carrying Amount and Estimated Fair Values of Financial Instruments

Carrying amount and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,152	$25,152	$—	$—	$25,152
Interest-bearing deposits in other financial institutions	2,726	2,726		—	2,726
Securities available for sale	17,639	—	17,639	—	17,639
Loans held for sale	623	—	623	—	623
Loans, net	153,043	—	—	156,256	156,256
FHLB stock	1,942	—	—	—	n/a
Accrued interest receivable	105	10	95	—	105
Yield maintenance provisions (embedded derivatives)	990	—	990	—	990
Interest rate lock commitments	45	—	45	—	45
Financial liabilities
Deposits	$(173,508)	$(75,340)	$(99,946)	$—	$(175,286)
FHLB advances	(10,000)	—	(10,338)	—	(10,338)
Subordinated debentures	(5,155)	—	(2,999)	—	(2,999)
Accrued interest payable	(98)	—	(98)	—	(98)
Interest-rate swaps	(990)	—	(990)	—	(990)

The carrying amounts and estimated fair values of financial instruments at December 31, 2011 were as follows:

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and cash equivalents	$61,436	$61,436
Interest-bearing deposits in other financial institutions	1,984	1,984
Securities available for sale	18,516	18,516
Loans held for sale	1,210	1,210
Loans, net	151,160	155,159
FHLB stock	1,942	n/a
Accrued interest receivable	92	92
Yield maintenance provisions (embedded derivatives)	999	999
Interest rate lock commitments	39	39
Financial liabilities
Deposits	$(217,049)	$(219,235)
FHLB advances	(15,742)	(16,327)
Subordinated debentures	(5,155)	(2,810)
Accrued interest payable	(300)	(300)
Interest-rate swaps	(999)	(999)

Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Principal Balances of Mortgage Loans at Year-End	Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end were as follows:

	2012	2011
Mortgage loans serviced for Freddie Mac	$10,433	$13,086

Activity for Mortgage Servicing Rights and Related Valuation Allowance

Activity for mortgage servicing rights and the related valuation allowance follows:

	2012	2011	2010
Servicing rights, net of valuation allowance:
Beginning of year	$37	$57	$88
Additions	—	—	1
Amortized to expense	(9)	(23)	(31)
Change in valuation allowance	1	3	(1)

End of year	29	37	57

Valuation allowance:
Beginning of year	$2	$5	$4
Additions expensed	—	—	1
Reductions credited to operations	(1)	(3)	—

End of year	$1	$2	$5

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Year-End Premises and Equipment

Year-end premises and equipment were as follows:

	2012	2011
Land and land improvements	$1,679	$1,679
Buildings	5,792	5,776
Furniture, fixtures and equipment	2,858	2,867

	10,329	10,322
Less: accumulated depreciation	(5,012)	(4,788)

	$5,317	$5,534

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Scheduled Maturities of Time Deposits	Scheduled maturities of time deposits for the next five years were as follows:

2013	$46,715
2014	28,461
2015	20,989
2016	1,724
2017	279
Thereafter	—
Total	$98,168

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Advances from FHLB

At year end, long-term advances from the FHLB were as follows:

	Rate	December 31, 2012	December 31, 2011
Maturing:
April 2012	2.30%	$—	$5,000
June 2012	2.05%	—	742
January 2014	3.12%	5,000	5,000
May 2014	3.06%	5,000	5,000

Total		$10,000	$15,742

Schedule of Federal Home Loan Advances Pledged by Assets

The advances were collateralized as follows:

	December 31, 2012	December 31, 2011
Single-family mortgage loans	$9,917	$11,141
Multi-family mortgage loans	4,968	4,222
Commercial real estate loans	1,185	3,384
Securities	4,707	9,336
Cash	3,300	800

Total	$24,077	$28,883

Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Assets Pledged as Collateral with FRB	Assets pledged as collateral with the FRB were as follows:

	December 31, 2012	December 31, 2011
Commercial loans	$9,352	$6,559
Commercial real estate loans	16,700	21,007

	$26,052	$27,566

Loan Portfolio and Its Effect on CFBank's Financial Performance

CFBank had a $1.0 million line of credit with one commercial bank at December 31, 2012. There was no outstanding balance on this line of credit. Interest on this line accrues daily and is variable based on the commercial bank’s cost of funds and current market returns

	2012	2011	2010
Commercial bank lines of credit
Average daily balance during the year	$—	$—	$—
Average interest rate during the year	0.38%	1.44%	3.25%
Maximum month-end balance during the year	$—	$—	$—
Weighted average interest rate at year-end	0.38%	0.38%	3.25%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense	Income tax expense was as follows:

	2012	2011	2010
Current federal	$—	$—	$198
Deferred federal	—	—	—

Total	$—	$—	$198

Effective Tax Rates Differ from Federal Statutory Rate

Effective tax rates differ from the federal statutory rate of 34% applied to loss before income taxes due to the following:

	2012	2011	2010
Federal statutory rate times financial statement income loss	$(1,280)	$(1,845)	$(2,269)
Effect of:
Bank owned life insurance income	(45)	(44)	(43)
Increase in deferred tax valuation allowance	$1,314	1,876	2,276
Other	11	13	234

	$—	$—	$198

Effective tax rate	0.0%	0.0%	-3.0%

Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$1,298	$1,775
Deferred loan fees	—	10
Post-retirement death benefits	70	64
Deferred compensation	93	85
Nonaccrual interest	83	80
Depreciation	71	41
Other real estate owned loss reserves	—	394
Tax mark-to-market adjustments on securities available for sale	36	131
Accrued stock awards	—	—
Net operating loss carryforward	1,904	6,628
Unrealized loss on securities available for sale	—	—
Other	72	79

	3,627	9,287
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	9	12
Prepaid expenses	94	46
Unrealized gain on securities available for sale	36	131
Other	—	103

	505	658

Net deferred tax asset before valuation allowance	3,122	8,629
Deferred tax valuation allowance	(3,122)	(8,629)

Net deferred tax asset	$—	$—

Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Loans to Principal Officers, Directors and Affiliates

Loans to principal officers, directors and their affiliates during 2012 were as follows:

Beginning balance	$1,154
New loans	357
Effect of changes in composition of related parties	(1,463)
Repayments	4

Ending balance	$52

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Options Granted, Determined, Using Weighted-Average Assumptions

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

	2012	2011	2010
Risk-free interest rate	1.23%	2.98%	2.62%
Expected term (years)	7	7	7
Expected stock price volatility	78%	46%	46%
Dividend yield	0%	1.41%	3.77%

Summary of Stock Option Activity in Plans

A summary of stock option activity in the Plans for 2012 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	43,298	$24.87
Granted	205,000	1.28
Exercised	—	—
Expired	—	—
Cancelled or Forfeited	(13,602)	24.48

Outstanding at end of year	234,696	$4.29	9.3	$—

Expected to vest	209,080	$1.35	9.9	$—

Exercisable at end of period	25,616	$28.27	4.9	$—

Information Related to Plans

Information related to the stock option Plans during each year follows. There were no options exercised in 2012 or 2011.

	2012	2011	2010
Intrinsic value of options exercised	$—	$—	$—
Cash received from option exercises	—	—	—
Tax benefit realized from option exercises	—	—	—
Weighted average fair value of options granted	$0.91	$0.75	$0.31

Summary of Changes in Company's Nonvested Restricted Shares

A summary of changes in the Company’s nonvested restricted shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1, 2012	4,800	$6.88
Granted	—	—
Vested	(2,400)	6.88
Forfeited	(1,000)	7.25

Nonvested at December 31, 2012	1,400	$6.61

Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2012
Actual and Required Capital Amounts and Ratios of CFBank

Actual and required capital amounts and ratios are presented below at year end.

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to risk weighted assets	$25,002	15.53%	$12,878	8.00%	$16,098	10.00%	$19,317	12.00%
Tier 1 (Core) Capital to risk weighted assets	22,950	14.26%	6,439	4.00%	9,659	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	22,950	10.97%	8,372	4.00%	10,465	5.00%	16,744	8.00%
Tangible Capital to adjusted total assets	22,950	10.97%	3,139	1.50%	N/A	N/A	N/A	N/A

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk weighted assets	$15,351	10.30%	$11,918	8.00%	$14,897	10.00%	$17,876	12.00%
Tier 1 (Core) Capital to risk weighted assets	13,436	9.02%	5,959	4.00%	8,938	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	13,436	5.39%	9,968	4.00%	12,460	5.00%	19,937	8.00%
Tangible Capital to adjusted total assets	13,436	5.39%	3,738	1.50%	N/A	N/A	N/A	N/A

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Derivative Instruments

Summary information about the derivative instruments is as follows:

	2012	2011
Notional amount	$7,750	$7,949
Weighted average pay rate on interest-rate swaps	3.86%	3.86%
Weighted average receive rate on interest-rate swaps	0.24%	0.35%
Weighted average maturity (years)	4.6	5.6
Fair value of interest-rate swaps	$(990)	$(999)
Fair value of yield maintenance provisions	990	999

Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows.

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to make loans	$4,307	$309	$943	$741
Unused lines of credit	47	18,142	62	19,952
Standby letters of credit	—	522	—	526

Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	2012	2011
Assets
Cash and cash equivalents	$4,673	$560
Investment in banking subsidiary	23,060	13,827
Investment in and advances to other subsidiaries	1,226	1,212
Other assets	—	264

Total assets	$28,959	$15,863

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	161	764
Stockholders’ equity	23,643	9,944

Total liabilities and stockholders’ equity	$28,959	$15,863

Condensed Statements of Operations and Comprehensive Loss

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	2012	2011	2010
Interest income	$3	$—	$—
Interest expense	180	168	167
Other expense	400	663	567

Loss before income tax and undistributed subsidiaries’ operations	(577)	(831)	(734)
Effect of subsidiaries’ operations	(3,189)	(4,594)	(6,136)

Net loss	$(3,766)	$(5,425)	$(6,870)

Comprehensive loss	$(4,045)	$(5,711)	$(6,902)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	2012	2011	2010
Cash flows from operating activities
Net loss	$(3,766)	$(5,425)	$(6,870)
Adjustments:
Effect of subsidiaries’ operations	3,189	4,594	6,136
Stock-based compensation expense	—	—	2
Change in other assets and other liabilities	173	11	(51)

Net cash from operating activities	(404)	(820)	(783)
Cash flows from investing activities
Investments in banking subsidiary	(13,500)	—	—
Investments in other subsidiaries	(3)	635	(8)

Net cash from investing activities	(13,503)	635	(8)
Cash flows from financing activities
Dividends paid	—	—	(271)
Redemption of TARP obligation	(3,000)	—	—
Net proceeds from issuance of common stock	21,020	—	—

Net cash from financing activities	18,020	—	(271)
Net change in cash and cash equivalents	4,113	(185)	(1,062)
Beginning cash and cash equivalents	560	745	1,807

Ending cash and cash equivalents	$4,673	$560	$745

Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Earnings Per Share

The factors used in the earnings per share computation follow:

	2012	2011	2010
Basic
Net loss	$(3,766)	$(5,425)	$(6,870)
Less: Preferred dividends and accretion of discount on preferred stock	4,632	(425)	(410)
Less: Net loss allocated to unvested share-based payment awards	—	34	29

Net earnings (loss) allocated to common stockholders	$866	$(5,816)	(7,251)

Weighted average common shares outstanding including unvested share-based payment awards	6,317,032	825,376	822,262
Less: Unvested share-based payment awards	(2,331)	(4,801)	(3,304)

Average shares	6,314,701	820,575	818,958

Basic earnings ( loss) per common share	$0.14	$(7.09)	$(8.85)

Diluted
Net earnings (loss) allocated to common stockholders	$866	$(5,816)	$(7,251)

Weighted average common shares outstanding for basic earnings (loss) per common share	6,314,701	820,575	818,958
Add: Dilutive effects of assumed exercises of stock options	948	—	—
Add: Dilutive effects of assumed exercises of stock warrant	—	—	—

Average shares and dilutive potential common shares	6,315,649	820,575	818,958

Diluted earnings (loss) per common share	$0.14	$(7.09)	$(8.85)

Summary of Anti-Dilutive Options or Warrants

The following potential average common shares were anti-dilutive and not considered in computing diluted earnings (loss) per common share because the Company had a loss from continuing operations.

	2012	2011	2010
Stock options	40,502	43,296	53,955
Stock warrant	49,474	67,314	67,314

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 20, 2012	Dec. 31, 2012 D Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2008
Significant Accounting Policies [Line Items]
Sale of common stock	15,000,000	15,936,417	937,417
Common stock price per share	$ 1.5
Net proceeds from issuance of common stock	$ 20,221	$ 20,221
Issuance of common stock, offering costs	2,279
Maturity of cash, deposits with other financial institutions		Fewer than 90 days
Delinquent time of loan		90 days
Charge off of consumer loans, period		90 days
Nonaccrual loans and loans past due		90 days
Balances of loans of all other classes while impairment evaluation		500
Loans individually evaluated for impairment, number of days past due		90
Fixed rates loans limit		three to five years
Maturity of construction loans convert to permanent loans		30 years
Home equity lines of credit combined with the balance of the prior mortgage liens		89.90%
The collateral values associated with certain loans declined		50.00%
Loan servicing fees		26	22	21
Estimated life of intangible asset		4 years 6 months
Tax benefit greater than being realized on examination		50.00%
Cash on deposit pledged as collateral for FHLB advances		24,077	28,883
Shares of Central Federal Corporation Fixed Rate Cumulative Perpetual Preferred Stock issued by Company					7,225
Number of reportable operating segment		1
Minimum [Member] | Land, buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		2 years
Maximum [Member] | Land, buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		25 years
Single-family residential [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		85.00%
Commercial real estate loans [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		75.00%
Construction loans [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		75.00%
Cash [Member]
Significant Accounting Policies [Line Items]
Cash on deposit pledged as collateral for FHLB advances		$ 3,300	$ 800
Multi-family residential [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		75.00%

Regulatory Order Considerations and Management's Plans - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Aug. 20, 2012	Aug. 09, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 30, 2012	May 04, 2012
Regulatory Order Considerations And Management Plans [Line Items]
Core capital			8.00%
Risk-based capital			12.00%
Brokered deposits			$ 32,095
Unpledged securities and deposits in other financial institutions			32,396
Registered common stock offering, maximum		30,000,000
Rights offering	18,000,000	24,965,000
Offering to a group of standby purchasers	4,500,000	5,035,000
Reverse stock split							0.2
Number of share purchase rights entitled to holder	14.5329	6.0474
Common stock, subscription price	1.5	1
Shares available to public, price per share	$ 1.5	$ 1
One warrant to purchase one additional share of common stock at a purchase price		$ 1
Exercisable period for warrants		3 years
Standby purchasers entitled to acquire		5,000,000				3,000,000
Standby purchasers entitled to acquire, purchase price	$ 1					$ 1.5
Purchase of shares of common stock upon the receipt, minimum		16,500,000
Rights offering period expiry date	Jul 16, 2012
Unsubscribed shares issuing, beginning balance	Jul 17, 2012
Purchase of shares of common stock upon the receipt, minimum	13,500,000
Sale of common stock	15,000,000		15,936,417	937,417
Common stock price per share	$ 1.5
Gross proceeds from common stock	20,221,000		20,221,000
Expenses for issuance of stock	2,279,000
Cash available			4,673,000
Redemption of TARP obligations			3,000,000
Capital contribution			$ 13,500,000
Minimum [Member]
Regulatory Order Considerations And Management Plans [Line Items]
Brokered deposits maturity date			January 2013
Maximum [Member]
Regulatory Order Considerations And Management Plans [Line Items]
Brokered deposits maturity date			August 2016

Regulatory Order Considerations and Management's Plans - Brokered Deposit Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
December 31, 2013	$ 16,851
December 31, 2014	5,199
December 31, 2015	9,422
December 31, 2016	623
Brokered Deposit	$ 32,095

Securities - Amortized Cost and Fair Value of Available-For-Sale Securities Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 17,532	$ 18,130
Gross Unrealized Gains	204	402
Gross Unrealized Losses	97	16
Fair Value	17,639	18,516
Mortgage-backed securities - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,399	1,475
Gross Unrealized Gains	87	198
Gross Unrealized Losses
Fair Value	1,486	1,673
Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,698	16,655
Gross Unrealized Gains	117	204
Gross Unrealized Losses	13	16
Fair Value	9,802	16,843
Corporate debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,429
Gross Unrealized Gains
Gross Unrealized Losses	64
Fair Value	4,365
State and municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,006
Gross Unrealized Gains
Gross Unrealized Losses	20
Fair Value	$ 1,986

Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
OTTI recognized in accumulated other comprehensive income for securities available for sale	$ 0	$ 0
Issued by U.S. government-sponsored entities and agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Minimum percentage of securities hold	10.00%	10.00%

Securities - Proceeds from Sales of Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds	$ 2,144	$ 12,219	$ 13,632
Gross gains	143	353	468
Gross losses
Tax effect-expense			$ 159

Securities - Schedule of Amortized Cost and Fair Values of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 50
Due after one year through five years, Amortized Cost	6,385
Amortized Cost, Total	17,532	18,130
Due in one year or less, Fair Value	50
Due after one year through five years, Fair Value	6,301
Fair Value, Total	17,639	18,516
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total	1,399
Fair Value, Total	1,486
Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total	9,698
Fair Value, Total	$ 9,802

Securities - Fair Value of Securities Pledged (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pledged as collateral for:
FHLB advances	$ 4,707	$ 9,336
Public deposits	2,199	2,820
Customer repurchase agreements		3,557
Interest-rate swaps	1,511	1,464
Total	$ 8,417	$ 17,177

Securities - Securities with Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	$ 7,974	$ 2,882
Less than Twelve Months, Unrealized Loss	97	16
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	7,974	2,882
Total, Unrealized Loss	97	16
Corporate debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	4,365
Less than Twelve Months, Unrealized Loss	64
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	4,365
Total, Unrealized Loss	64
State and municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	1,936
Less than Twelve Months, Unrealized Loss	20
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	1,936
Total, Unrealized Loss	20
Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	1,673	2,882
Less than Twelve Months, Unrealized Loss	13	16
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	1,673	2,882
Total, Unrealized Loss	$ 13	$ 16

Loans - Schedule of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial	$ 25,408	$ 25,994
Single-family residential	43,058	18,214
Multi-family residential	21,576	27,163
Commercial	54,291	69,757
Construction	14
Home equity lines of credit	12,963	14,921
Other	970	1,221
Subtotal	158,280	157,270
Less: ALLL	(5,237)	(6,110)	(9,758)	(7,090)
Loans, net	$ 153,043	$ 151,160

Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Cash-basis interest income	$ 0	$ 0	$ 0
Allocated specific reserves to modified TDRs	830	897
Increase in allowance for loan losses	97	897
Charge-offs	797	699
Total recorded investment of loans modified as TDR		47
Investments	158,280	157,270
Accruing TDR's	3,684	4,597
Mortgage Purchase Program Member [Member]
Debt Instrument [Line Items]
Mortgage loans purchases per month	30,000
Mortgage loans percentage of ownership interest	25.00%
Mortgage loans, total	25,373
Agreed to purchase interest in fully underwritten and pre-sold mortgage loans	75.00%
Minimum [Member]
Debt Instrument [Line Items]
Maturity date of interest rate of the loan		2 months
Maximum [Member]
Debt Instrument [Line Items]
Maturity date of interest rate of the loan		4 years
Maximum [Member] | Mortgage Purchase Program Member [Member]
Debt Instrument [Line Items]
Maximum aggregate purchase interest	$ 45,000

Loans - Activity in ALLL by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 6,110	$ 9,758	$ 7,090
Addition to (reduction in) provision for loan losses	1,129	3,375	8,468
Charge-offs	(2,591)	(7,498)	(6,165)
Recoveries	589	472	355
Reclass of ALLL on loan-related commitments		3	10
Ending balance	5,237	6,110	9,758
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,281	1,879
Addition to (reduction in) provision for loan losses	(1,251)	1,481
Charge-offs	(99)	(1,296)
Recoveries	380	214
Reclass of ALLL on loan-related commitments		3
Ending balance	1,311	2,281
Real estate [Member] | Single-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	207	241
Addition to (reduction in) provision for loan losses	180	83
Charge-offs	(64)	(124)
Recoveries	9	7
Ending balance	332	207
Real estate [Member] | Multi-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,470	2,520
Addition to (reduction in) provision for loan losses	700	2,108
Charge-offs	(796)	(3,167)
Recoveries	22	9
Ending balance	1,396	1,470
Real estate [Member] | Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		74
Addition to (reduction in) provision for loan losses		(74)
Charge-offs
Recoveries
Ending balance
Real estate [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,863	4,719
Addition to (reduction in) provision for loan losses	1,412	(406)
Charge-offs	(1,467)	(2,652)
Recoveries	138	202
Ending balance	1,946	1,863
Consumer [Member] | Home equity lines of credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	272	303
Addition to (reduction in) provision for loan losses	78	183
Charge-offs	(126)	(241)
Recoveries	17	27
Ending balance	241	272
Consumer [Member] | Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	17	22
Addition to (reduction in) provision for loan losses	10
Charge-offs	(39)	(18)
Recoveries	23	13
Ending balance	$ 11	$ 17

Loans - Balance in ALLL and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 830	$ 897
Collectively evaluated for impairment	4,407	5,213
Total ending allowance balance	5,237	6,110	9,758	7,090
Individually evaluated for impairment	9,854	12,131
Collectively evaluated for impairment	148,426	145,139
Subtotal	158,280	157,270
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	609	624
Collectively evaluated for impairment	702	1,657
Total ending allowance balance	1,311	2,281	1,879
Individually evaluated for impairment	1,091	821
Collectively evaluated for impairment	24,317	25,173
Subtotal	25,408	25,994
Real estate [Member] | Single-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	71
Collectively evaluated for impairment	261	207
Total ending allowance balance	332	207	241
Individually evaluated for impairment	129
Collectively evaluated for impairment	42,929	18,214
Subtotal	43,058	18,214
Real estate [Member] | Multi-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	24	11
Collectively evaluated for impairment	1,372	1,459
Total ending allowance balance	1,396	1,470	2,520
Individually evaluated for impairment	2,167	5,090
Collectively evaluated for impairment	19,409	22,073
Subtotal	21,576	27,163
Real estate [Member] | Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment
Total ending allowance balance			74
Individually evaluated for impairment
Collectively evaluated for impairment	14
Subtotal	14
Real estate [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	126	262
Collectively evaluated for impairment	1,820	1,601
Total ending allowance balance	1,946	1,863	4,719
Individually evaluated for impairment	6,467	6,085
Collectively evaluated for impairment	47,824	63,672
Subtotal	54,291	69,757
Consumer [Member] | Home equity lines of credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	241	272
Total ending allowance balance	241	272	303
Individually evaluated for impairment		135
Collectively evaluated for impairment	12,963	14,786
Subtotal	12,963	14,921
Consumer [Member] | Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	11	17
Total ending allowance balance	11	17	22
Individually evaluated for impairment
Collectively evaluated for impairment	970	1,221
Subtotal	$ 970	$ 1,221

Loans - Individually Evaluated for Impairment by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 7,332	$ 10,503
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,439	7,379
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	5,803	7,189
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	11,792	15,393
Average of individually impaired loans during the year			11,722
Impaired Financing Receivable, Recorded Investment, Total	9,854	12,131
Interest income recognized during impairment			41
Impaired Financing Receivable, Allocated Loans and Leases	830	897
Impaired Financing Receivable, Average Recorded Investment, Total	12,008	9,879
Impaired Financing Receivable, Interest Income, Accrual Method, Total	76	203
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,460	4,890
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,415	4,752
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	830	897
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	6,205	2,690
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	76	203
Originated for portfolio [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		135
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		135
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		136
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Other [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	136	573
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	121	47
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	503	1,171
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	970	796
Impaired Financing Receivable, with Related Allowance, Recorded Investment	970	774
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	609	624
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	658	428
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	5	30
Single-family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		23
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	129
Impaired Financing Receivable, with Related Allowance, Recorded Investment	129
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	71
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	129
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	2
Multi-family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,001	6,748
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,879	4,996
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	2,223	3,396
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	288	94
Impaired Financing Receivable, with Related Allowance, Recorded Investment	288	94
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	24	11
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	1,975	48
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	1	3
Commercial Real Estate [Member] | Non-owner occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	3,000	2,171
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,195	1,755
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,819	1,446
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,239	2,823
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,239	2,823
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	105	210
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,650	1,322
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	56	85
Commercial Real Estate [Member] | Owner occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,195	876
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,244	446
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,258	1,017
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	396	411
Impaired Financing Receivable, with Related Allowance, Recorded Investment	396	411
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	7	20
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	397	211
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	6	43
Commercial Real Estate [Member] | Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	438	766
Impaired Financing Receivable, with Related Allowance, Recorded Investment	393	650
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	14	32
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	396	681
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	6	42
Commercial Real Estate [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Home equity lines of credit [Member] | Originated for portfolio [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Home equity lines of credit [Member] | Purchased for portfolio [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method

Loans - Recorded Investment in Nonaccrual Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Total nonaccrual and nonperforming loans	6,356	8,301
Total nonaccrual loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	6,356	8,301
Real estate [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Total nonaccrual and nonperforming loans	2,195	1,910
Real estate [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	1,243	446
Consumer [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		157
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	714	47
Commercial [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Other consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total over 90 days still on accrual loans
Single-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	113	736
Multi-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	2,082	4,996
Home equity lines of credit [Member] | Consumer [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans		157
Home equity lines of credit [Member] | Consumer [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 9	$ 9

Loans - Aging of Recorded Investment in Past Due Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	$ 1,183	$ 1,012
60 - 89 Days Past Due	187	779
Greater than 90 Days Past Due	1,815	3,768
Total Past Due	3,185	5,559
Loans Not Past Due	155,095	151,711
Nonaccrual Loans Not > 90 Days Past Due	6,356	8,301
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		103
60 - 89 Days Past Due	65
Greater than 90 Days Past Due	121
Total Past Due	186	103
Loans Not Past Due	25,222	25,891
Nonaccrual Loans Not > 90 Days Past Due	714	47
Single-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	1,105	714
60 - 89 Days Past Due	122	474
Greater than 90 Days Past Due	74	491
Total Past Due	1,301	1,679
Loans Not Past Due	41,757	16,535
Nonaccrual Loans Not > 90 Days Past Due	113	736
Multi-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due		3,065
Total Past Due		3,065
Loans Not Past Due	21,576	24,098
Nonaccrual Loans Not > 90 Days Past Due	2,082	4,996
Other consumer [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	18
60 - 89 Days Past Due		30
Total Past Due	18	30
Loans Not Past Due	951	1,191
Non-owner occupied [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	40	173
60 - 89 Days Past Due		275
Greater than 90 Days Past Due	1,611	68
Total Past Due	1,651	516
Loans Not Past Due	28,299	35,899
Nonaccrual Loans Not > 90 Days Past Due	2,195	1,910
Owner occupied [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	19,774	27,900
Nonaccrual Loans Not > 90 Days Past Due	1,243	446
Land [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	4,568	5,442
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	14
Originated for portfolio [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		22
Greater than 90 Days Past Due		135
Total Past Due		157
Loans Not Past Due		12,126
Nonaccrual Loans Not > 90 Days Past Due		157
Originated for portfolio [Member] | Home equity lines of credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	20
Total Past Due	20
Loans Not Past Due	10,699
Nonaccrual Loans Not > 90 Days Past Due		157
Purchased for portfolio [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due		9
Total Past Due		9
Loans Not Past Due		2,629
Purchased for portfolio [Member] | Home equity lines of credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due	9
Total Past Due	9
Loans Not Past Due	2,235
Nonaccrual Loans Not > 90 Days Past Due	$ 9	$ 9

Loans - Loans Modified as TDRs by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	5	21
Pre-Modification Outstanding Recorded Investment	$ 2,946	$ 8,354
Post-Modification Outstanding Recorded Investment	1,088	7,876
Real estate [Member] | Non-owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	5
Pre-Modification Outstanding Recorded Investment	478	2,710
Post-Modification Outstanding Recorded Investment	428	2,710
Real estate [Member] | Owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3
Pre-Modification Outstanding Recorded Investment		1,355
Post-Modification Outstanding Recorded Investment		1,355
Real estate [Member] | Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		7
Pre-Modification Outstanding Recorded Investment		655
Post-Modification Outstanding Recorded Investment		655
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	4
Pre-Modification Outstanding Recorded Investment	319	1,127
Post-Modification Outstanding Recorded Investment	319	1,105
Single-family residential [Member] | Real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Pre-Modification Outstanding Recorded Investment	132
Post-Modification Outstanding Recorded Investment	138
Multi-family residential [Member] | Real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	2
Pre-Modification Outstanding Recorded Investment	2,017	2,507
Post-Modification Outstanding Recorded Investment	$ 203	$ 2,051

Loans - Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 3,286	$ 3,020
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	528	47
Multi-family residential [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	2,082	2,527
Non-owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	388
Owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 288	$ 446

Loans - Financing Receivables Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	$ 158,280	$ 157,270
Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	29,950	36,417
Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	19,774	27,898
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	4,568	5,442
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	14
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	25,408	25,994
Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	43,058	18,214
Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	21,575	27,163
Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	10,719	12,283
Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,244	2,638
Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	970	1,221
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	57,160	34,758
Not Rated [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	322	365
Not Rated [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Not Rated [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	119	954
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	285	432
Not Rated [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	42,945	17,478
Not Rated [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Not Rated [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	10,719	12,126
Not Rated [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	1,800	2,182
Not Rated [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	970	1,221
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	72,392	80,794
Pass [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	21,147	22,159
Pass [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	16,385	22,526
Pass [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	987	1,123
Pass [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	14
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	21,013	19,591
Pass [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Pass [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	12,846	15,395
Pass [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Pass [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Pass [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	13,053	16,239
Special Mention [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,995	5,717
Special Mention [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	762	3,474
Special Mention [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	434
Special Mention [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,637	2,062
Special Mention [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	5,790	4,539
Special Mention [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	435	447
Special Mention [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	15,675	25,072
Substandard [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	5,486	8,176
Substandard [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,627	1,898
Substandard [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	3,028	3,365
Substandard [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	1,473	3,909
Substandard [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	113	736
Substandard [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,939	6,822
Substandard [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		157
Substandard [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	9	9
Substandard [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		407
Doubtful [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		$ 407

Foreclosed Assets - Foreclosed Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate, Subtotal	$ 1,525	$ 3,509
Valuation allowance		(1,139)
Foreclosed assets, net	1,525	2,370
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate, Subtotal	1,525	3,509
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate, Subtotal

Foreclosed Assets - Activity in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
End of year		$ 1,139
Specific Valuation Allowances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning of year	1,139
Additions charged to expense	962	1,139
Direct write-downs	(2,101)
End of year		$ 1,139

Foreclosed Assets - Expenses Related to Foreclosed Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets, net	$ 652	$ 1,187	$ 4
Covered Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net loss (gain) on sales	(338)	(7)
Provision for unrealized losses	962	1,139
Operating expenses, net of rental income	28	55	4
Foreclosed assets, net	$ 652	$ 1,187	$ 4

Foreclosed Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Commercial [Member] Property	Dec. 31, 2011 Commercial [Member] Property	Sep. 30, 2012 Commercial Real Estate [Member]	Dec. 31, 2012 Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation allowance was established on one of the commercial real estate properties		$ 1,139
Number of properties				3	1
Written down value of foreclosed assets						447
Net gain from sale of foreclosed assets	$ 1,720	$ 1,000					$ 288

Fair Value - Assets and Liabilities Measured at Fair Value on Recurring Basis, Including Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Total securities available for sale	$ 17,639	$ 18,516
Loans held for sale	623	1,210
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Total securities available for sale	17,639	18,516
Loans held for sale	623	1,210
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities-residential [Member]
Financial Assets:
Total securities available for sale	1,486	1,673
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Collateralized mortgage obligations [Member]
Financial Assets:
Total securities available for sale	9,802	16,843
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Yield maintenance provisions (embedded derivatives) [Member]
Financial Assets:
Assets	990	999
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Interest rate lock commitments [Member]
Financial Assets:
Assets	45	39
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Interest-rate swaps [Member]
Financial Liabilities:
Interest-rate swaps	990	999
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate debt [Member]
Financial Assets:
Total securities available for sale	4,365
Fair Value Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | State and municipal [Member]
Financial Assets:
Total securities available for sale	$ 1,986

Fair Value - Assets Measured At Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans:
Total impaired loans	$ 11,792	$ 15,393
Foreclosed assets
Foreclosed assets, net	1,525	2,370
Financial instruments measured at fair value on non-recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan servicing rights		9
Financial instruments measured at fair value on non-recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Impaired loans:
Total impaired loans	5,298	6,809
Financial instruments measured at fair value on non-recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Land [Member]
Foreclosed assets
Foreclosed assets, net		1,209
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Impaired loans:
Total impaired loans	121	108
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member] | Non-owner occupied [Member]
Impaired loans:
Total impaired loans	1,806	2,887
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member] | Owner occupied [Member]
Impaired loans:
Total impaired loans	1,244	516
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member] | Land [Member]
Impaired loans:
Total impaired loans		233
Financial instruments measured at fair value on non-recurring basis [Member] | Real-estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Single-family residential [Member]
Impaired loans:
Total impaired loans	57
Financial instruments measured at fair value on non-recurring basis [Member] | Real-estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Multi-family residential [Member]
Impaired loans:
Total impaired loans	2,070
Financial instruments measured at fair value on non-recurring basis [Member] | Real-estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Multi-family residential [Member]
Impaired loans:
Total impaired loans		$ 3,065

Fair Value - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loan servicing rights		$ 9
Amortized cost		11
Valuation allowance		2
Charge-offs amount of loans		2,638
Valuation allowance of impaired loans	611
Additional provision for loan losses	1,802
Unpaid principal balance of impairment loan - collateral	$ 5,909	$ 10,069
Period of loan due	90 days

Fair Value - Financial Instruments Measured At Fair Value On Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Single-family residential [Member]
Impaired loans:
Impaired loans at Fair Value	57
Single-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Multi-family residential [Member]
Impaired loans:
Commercial real estate at Fair Value	2,070
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(32.70%)
Multi-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Commercial [Member]
Impaired loans:
Impaired loans at Fair Value	121
Commercial [Member] | Income approach [Member]
Impaired loans:
Valuation Technique(s)	Income approach
Commercial [Member] | Non-owner occupied [Member]
Impaired loans:
Commercial real estate at Fair Value	1,806
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(7.30%)
Commercial [Member] | Non-owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Commercial [Member] | Owner occupied [Member]
Impaired loans:
Commercial real estate at Fair Value	1,244
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(0.80%)
Commercial [Member] | Owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Minimum [Member] | Single-family residential [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	2.30%
Minimum [Member] | Multi-family residential [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(39.00%)
Minimum [Member] | Commercial [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences in net operating income expectations	(10.00%)
Minimum [Member] | Commercial [Member] | Non-owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(12.20%)
Minimum [Member] | Commercial [Member] | Owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(6.30%)
Maximum [Member] | Multi-family residential [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(27.10%)
Maximum [Member] | Commercial [Member] | Non-owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	16.70%
Maximum [Member] | Commercial [Member] | Owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	0.50%

Fair Value - Aggregate Fair Value, Contractual Balance (Including Accrued Interest) and Gain Or Loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Aggregate fair value	$ 623	$ 1,210
Contractual balance	595	1,196
Gain	$ 28	$ 14

Fair Value - Amount of Gains and Losses from Changes in Fair Value Included in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Interest income	$ 46	$ 40	$ 40
Interest expense
Change in fair value	14	(5)	19
Total change in fair value	$ 60	$ 35	$ 59

Fair Value - Carrying Amount and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Securities available for sale	$ 17,639	$ 18,516
Loans held for sale	623	1,210
Carrying Value [Member]
Financial assets
Cash and cash equivalents	25,152	61,436
Interest-bearing deposits in other financial institutions	2,726	1,984
Securities available for sale	17,639	18,516
Loans held for sale	623	1,210
Loans, net	153,043	151,160
FHLB stock	1,942	1,942
Accrued interest receivable	105	92
Yield maintenance provisions (embedded derivatives)	990	999
Interest rate lock commitments	45	39
Financial liabilities
Deposits	(173,508)	(217,049)
FHLB advances	(10,000)	(15,742)
Subordinated debentures	(5,155)	(5,155)
Accrued interest payable	(98)	(300)
Interest-rate swaps	(990)	(999)
Fair Value [Member]
Financial assets
Cash and cash equivalents	25,152	61,436
Interest-bearing deposits in other financial institutions	2,726	1,984
Securities available for sale	17,639	18,516
Loans held for sale	623	1,210
Loans, net	156,256	155,159
Accrued interest receivable	105	92
Yield maintenance provisions (embedded derivatives)	990	999
Interest rate lock commitments	45	39
Financial liabilities
Deposits	(175,286)	(219,235)
FHLB advances	(10,338)	(16,327)
Subordinated debentures	(2,999)	(2,810)
Accrued interest payable	(98)	(300)
Interest-rate swaps	(990)	(999)
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	25,152
Interest-bearing deposits in other financial institutions	2,726
Securities available for sale
Loans held for sale
Loans, net
FHLB stock
Accrued interest receivable	10
Yield maintenance provisions (embedded derivatives)
Interest rate lock commitments
Financial liabilities
Deposits	(75,340)
FHLB advances
Subordinated debentures
Accrued interest payable
Interest-rate swaps
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Cash and cash equivalents
Securities available for sale	17,639
Loans held for sale	623
Loans, net
FHLB stock
Accrued interest receivable	95
Yield maintenance provisions (embedded derivatives)	990
Interest rate lock commitments	45
Financial liabilities
Deposits	(99,946)
FHLB advances	(10,338)
Subordinated debentures	(2,999)
Accrued interest payable	(98)
Interest-rate swaps	(990)
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Cash and cash equivalents
Interest-bearing deposits in other financial institutions
Securities available for sale
Loans held for sale
Loans, net	156,256
FHLB stock
Accrued interest receivable
Yield maintenance provisions (embedded derivatives)
Interest rate lock commitments
Financial liabilities
Deposits
FHLB advances
Subordinated debentures
Accrued interest payable
Interest-rate swaps

Loan Servicing - Principal Balances of Mortgage Loans at Year-End (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Activity [Line Items]
Mortgage loans serviced for Freddie Mac	$ 10,433	$ 13,086

Loan Servicing - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Activity [Line Items]
Custodial escrow balances maintained in connection with serviced loans	$ 199	$ 219
Weighted average amortization period	3 years

Loan Servicing - Activity for Mortgage Servicing Rights and Related Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing rights, net of valuation allowance:
Beginning of year	$ 37	$ 57	$ 88
Additions			1
Amortized to expense	(9)	(23)	(31)
Change in valuation allowance	1	3	(1)
End of year	29	37	57
Valuation allowance:
Beginning of year	2	5	4
Additions expensed			1
Reductions credited to operations	(1)	(3)
End of year	$ 1	$ 2	$ 5

Premises and Equipment - Year-End Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Land and land improvements	$ 1,679	$ 1,679
Buildings	5,792	5,776
Furniture, fixtures and equipment	2,858	2,867
Premises and equipment, gross	10,329	10,322
Less: accumulated depreciation	(5,012)	(4,788)
Premises and equipment, net	$ 5,317	$ 5,534

Premises and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Land improvements reduced due to transferred to assets held for sale	$ 167	$ 167
Annual increase in monthly payment	2.00%
Operating lease expiration date	Mar 31, 2014
Additional monthly payments for additional office space	3
Subsidiary [Member]
Operating Leased Assets [Line Items]
Operating lease with Smith Ghent LLC	10 years
Operating lease monthly payments	$ 11

Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
Time deposits	$ 68,719	$ 98,934
Brokered deposits	$ 32,095	$ 53,925

Deposits - Scheduled Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits [Line Items]
2013	$ 46,715
2014	28,461
2015	20,989
2016	1,724
2017	279
Thereafter
Total	$ 98,168

Federal Home Loan Bank Advances - Advances from FHLB (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total	$ 10,000	$ 15,742
April 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, for current year		5,000
Fixed-rate advances, Maturing Rate for current year	2.30%
June 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, for current year		742
Fixed-rate advances, Maturing Rate for current year	2.05%
January 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, after two years	5,000	5,000
Fixed-rate advances, Maturing Rate after two years	3.12%
May 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, after two years	$ 5,000	$ 5,000
Fixed-rate advances, Maturing Rate after two years	3.06%

Federal Home Loan Bank Advances - Schedule of Federal Home Loan Advances Pledged by Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	$ 24,077	$ 28,883
Single-family mortgage loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	9,917	11,141
Multi-family mortgage loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	4,968	4,222
Commercial Real Estate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	1,185	3,384
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	4,707	9,336
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	$ 3,300	$ 800

Federal Home Loan Bank Advances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amount available of FHLB	$ 17,460
Reduced maturity of future advances		30 days

Other Borrowings - Assets Pledged as Collateral with FRB (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 26,052	$ 27,566
Commercial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	9,352	6,559
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 16,700	$ 21,007

Other Borrowings - Additional Information (Detail) (USD $)	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument maximum borrowing capacity amount	$ 17,750,000
Line of credit with a commercial bank	1,000,000
Outstanding balance on Line of credit	$ 0

Other Borrowings - Loan Portfolio and Its Effect on CFBank's Financial Performance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial bank lines of credit
Average daily balance during the year
Average interest rate during the year	0.38%	1.44%	3.25%
Maximum month-end balance during the year
Weighted average interest rate at year-end	0.38%	0.38%	3.25%

Subordinated Debentures - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 30, 2008	Dec. 31, 2012 Other assets [Member]	Dec. 31, 2003 Private offering [Member]	Dec. 31, 2012 Subordinated debentures [Member]	Dec. 31, 2003 Subordinated debentures [Member]
Debt Instrument [Line Items]
Holding Company, closed a pooled private offering						5,000
Trust preferred securities with a liquidation amount						$ 1
Subordinated debentures								$ 5,155
Holding Company's investment in the common stock					155
Holding Company may redeem the subordinated debentures in a principal amount with integral multiples				$ 1
Percentage in which holding company redeem subordinated debentures				100.00%
Maturity date of subordinated debentures							Dec 30, 2033
Deferred interest payments	$ 42	$ 348	$ 210
Subordinated debentures have a variable rate of interest	2.85%		2.85%
Subordinated debentures have a stated rate of interest	3.21%		3.43%

Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended									6 Months Ended		12 Months Ended				6 Months Ended
	Dec. 31, 2012 Life Insurance Benefits [Member]	Dec. 31, 2011 Life Insurance Benefits [Member]	Dec. 31, 2010 Life Insurance Benefits [Member]	Dec. 31, 2012 401 (k) plan [Member]	Dec. 31, 2011 401 (k) plan [Member]	Dec. 31, 2010 401 (k) plan [Member]	Dec. 31, 2012 Salary Continuation Agreement [Member]	Dec. 31, 2011 Salary Continuation Agreement [Member]	Dec. 31, 2010 Salary Continuation Agreement [Member]	Jun. 30, 2011 Multi-employer pension plan [Member]	Jun. 30, 2010 Multi-employer pension plan [Member]	Dec. 31, 2012 Multi-employer pension plan [Member]	Jul. 01, 2012 Multi-employer pension plan [Member]	Jun. 30, 2012 Multi-employer pension plan [Member]	Jul. 01, 2011 Multi-employer pension plan [Member]	Jun. 30, 2013 Multi-employer pension plan [Member] Scenario, Forecast [Member]	Jun. 30, 2012 Multi-employer pension plan [Member] Scenario, Forecast [Member]	Jun. 30, 2011 Multi-employer pension plan [Member] Scenario, Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability										$ 277				$ 38
CFBank's contributions																49	91	60
Funded status													96.83%		80.00%
Total contributions made to Pentegra DB Plan										299,729	203,582
Percentage of amount allowable under federal tax regulations				25.00%								5.00%
Plan Expense				33	20	39
Percentage of compensation contributed under federal tax regulations				8.00%
Expense related to CFBank	16	10	7				47	16	17
Accrued interest payable and other liabilities Total	205	189					273	251
Annual benefit for 20 years							$ 25
Duration of Annual benefit							20 years

Income Taxes - Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current federal			$ 198
Deferred federal
Income tax expense			$ 198

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Effective tax rates	34.00%
Additional bad debt deductions provided by Federal income tax laws	$ 2,250
Deferred tax liability not recorded	765
Corporate income tax rate	34.00%
Net operating loss carryforwards	1,904	6,628
Operating loss carryforwards expire dates	2024 to 2032
Alternative minimum tax credit carryforwards	60
Carryforwards utilize limit before the stock offering closed	163
Unutilized operating loss carryforward expire	20,342
Reduced deferred tax assets and the valuation allowance	3,122	8,629
Unrecognized tax benefits recorded	$ 0	$ 0
Significant change in unrecognized tax benefits not expected, period	12 months

Income Taxes - Effective Tax Rates Differ from Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal statutory rate times financial statement income loss	$ (1,280)	$ (1,845)	$ (2,269)
Bank owned life insurance income	(45)	(44)	(43)
Increase in deferred tax valuation allowance	1,314	1,876	2,276
Other	11	13	234
Income tax expense			$ 198
Effective tax rate	0.00%	0.00%	(3.00%)

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 1,298	$ 1,775
Deferred loan fees		10
Post-retirement death benefits	70	64
Deferred compensation	93	85
Nonaccrual interest	83	80
Depreciation	71	41
Other real estate owned loss reserves		394
Tax mark-to-market adjustments on securities available for sale	36	131
Accrued stock awards
Net operating loss carryforward	1,904	6,628
Unrealized loss on securities available for sale
Other	72	79
Gross deferred tax assets	3,627	9,287
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	9	12
Prepaid expenses	94	46
Unrealized gain on securities available for sale	36	131
Other		103
Deferred tax liabilities	505	658
Net deferred tax asset before valuation allowance	3,122	8,629
Deferred tax valuation allowance	(3,122)	(8,629)
Net deferred tax asset

Related-Party Transactions - Loans to Principal Officers, Directors and Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Beginning balance	$ 1,154
New loans	357
Effect of changes in composition of related parties	(1,463)
Repayments	4
Ending balance	$ 52

Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 91	$ 1,105

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 OptionPlan	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans	3
Total compensation cost	$ 11	$ 40	$ 7
Total income tax benefit	1	8	2
Stock options canceled or forfeited	13,602
Stock options exercised
Total unrecognized compensation cost related to nonvested stock options granted under Plans	149
Cost expected to be recognized over a weighted-average period	1 year 10 months 24 days
Nonvested stock options, expected to vest	209,080
1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Incentive Plan, expiry date	Jul 13, 2009
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval Date of plan	May 21, 2009
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	338,777
Stock options canceled or forfeited	13,602
Stock options exercised	0	0
Nonvested stock options, expected to vest	209,080
Stock options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Vesting periods	10 years
Stock options [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	38,778
Stock options [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	100,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to nonvested stock options granted under Plans	2
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Restricted Stock [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	15,511
Restricted Stock [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	30,000
Restricted Stock [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	200,000
Restricted stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost expected to be recognized over a weighted-average period	1 year 6 months 26 days
Shares available to be issued under the Plans	39,342
Shares issued	0	0
Total fair value of shares vested	$ 4	$ 14	$ 24

Stock-Based Compensation - Fair Value of Options Granted, Determined, Using Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.23%	2.98%	2.62%
Expected term (years)	7 years	7 years	7 years
Expected stock price volatility	78.00%	46.00%	46.00%
Dividend yield	0.00%	1.41%	3.77%

Stock-Based Compensation - Summary of Stock Option Activity in Plans (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	43,298
Shares Granted	205,000
Shares Exercised
Shares Expired
Shares Cancelled or Forfeited	(13,602)
Shares, Outstanding at end of year	234,696
Shares, Expected to vest	209,080
Shares, Exercisable at end of period	25,616
Weighted Average Exercise Price, Beginning Balance	$ 24.87
Weighted Average Exercise Price, Granted	$ 1.28
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Cancelled or Forfeited	$ 24.48
Weighted Average Exercise Price, Ending Balance	$ 4.29
Weighted Average Exercise Price, Expected to vest	$ 1.35
Weighted Average Exercise Price, Exercisable at end of period	$ 28.27
Weighted Average Remaining Contractual Term, Outstanding at end of year	9 years 3 months 18 days
Weighted Average Remaining Contractual Term, Expected to vest	9 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable at end of period	4 years 10 months 24 days
Intrinsic Value, Outstanding at end of year
Intrinsic Value, Expected to vest
Intrinsic Value, Exercisable at end of period

Stock-Based Compensation - Information Related to Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised
Cash received from option exercises
Tax benefit realized from option exercises
Weighted average fair value of options granted	$ 0.91	$ 0.75	$ 0.31

Stock-Based Compensation - Summary of Changes in Company's Nonvested Restricted Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested at January 1, 2012	4,800
Shares, Granted
Shares, Vested	(2,400)
Shares, Forfeited	(1,000)
Shares, Nonvested at December 31, 2012	1,400
Weighted Average Grant-Date Fair Value, Nonvested at January 1, 2012	$ 6.88
Weighted Average Grant-Date Fair Value, Granted
Weighted Average Grant-Date Fair Value, Vested	$ 6.88
Weighted Average Grant-Date Fair Value, Forfeited	$ 7.25
Weighted Average Grant-Date Fair Value, Nonvested at December 31,2012	$ 6.61

Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2008 Series A Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of Preferred stock		7,225		7,225
Preferred stock value		$ 7,120		$ 7,225
Dividend rate	5.00%
Future dividend rate	9.00%
Liquidation preference	$ 1
Cumulative deferred dividend payments		466	90
Proceeds from stock offering	3,000
Deferred dividends totaling	801
Increase in common stockholders' equity	$ 4,960

Common Stock Warrant - Additional Information (Detail) (USD $)	Aug. 20, 2012	Aug. 09, 2011	Dec. 31, 2012 Stock Warrant [Member]	Dec. 31, 2012 Common Stock [Member]
Warranties [Line Items]
Purchase treasury warrant shares			67,314
Exercise price of common stock	1.5	1		16.1
Cash on exercised of common stock				$ 1,100

Regulatory Capital Matters - Actual and Required Capital Amounts and Ratios of CF Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 25,002	$ 15,351
Total Capital to risk weighted assets, Actual Ratio	15.53%	10.30%
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount	12,878	11,918
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	16,098	14,897
Total Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	10.00%	10.00%
Total Capital to risk weighted assets, Required By Terms Of CFBank Order Amount	19,317	17,876
Total Capital to risk weighted assets, Required By Terms Of CFBank Order Ratio	12.00%	12.00%	12.00%
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	22,950	13,436
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	14.26%	9.02%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount	6,439	5,959
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	9,659	8,938
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	6.00%	6.00%
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	22,950	13,436
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	10.97%	5.39%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount	8,372	9,968
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	10,465	12,460
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	5.00%	5.00%
Tier 1 (Core) Capital to adjusted total assets, Required By Terms Of CFBank Order Amount	16,744	19,937
Tier 1 (Core) Capital to adjusted total assets, Required By Terms Of CFBank Order Ratio	8.00%	8.00%	8.00%
Tangible Capital to adjusted total assets, Actual Amount	22,950	13,436
Tangible Capital to adjusted total assets, Actual Ratio	10.97%	5.39%
Tangible Capital to adjusted total assets, For Capital Adequacy Purposes Amount	$ 3,139	$ 3,738
Tangible Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	1.50%	1.50%

Regulatory Capital Matters - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 (Core) Capital to adjusted total assets as required by CF Bank Order	8.00%	8.00%	8.00%
Total Capital to risk weighted assets as required by CF Bank Order	12.00%	12.00%	12.00%
Capital contribution from the Holding Company	$ 13,500
Percent of Qualified Thrift Lender test requires	65.00%
Opening balance in liquidation account	$ 14,300

Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Yield maintenance provisions, net expense	$ 990	$ 999
Net gains or losses recognized in earnings related to yield maintenance provisions and interest-rate swaps
Interest rate lock commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate lock commitments related to residential mortgage loans	2,079	3,930
Derivative asset	45	39
Net gains (losses) recognized in earnings	6	(2)	41
Interest-rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	7,750	7,949
Interest-rate swaps	1,511
CFBank [Member] | Interest-rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	$ 7,750	$ 7,949

Derivative Instruments - Summary of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Weighted average maturity (years)	4 years 7 months 6 days	5 years 7 months 6 days
Fair value of yield maintenance provisions	$ 990	$ 999
Interest-rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	7,750	7,949
Weighted average pay rate on interest-rate swaps	3.86%	3.86%
Weighted average receive rate on interest-rate swaps	0.24%	0.35%
Fair value of interest-rate swaps	$ (990)	$ (999)

Loan Commitments and Other Related Activities - Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to make loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 4,307	$ 943
Variable Rate	309	741
Unused lines of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	47	62
Variable Rate	18,142	19,952
Standby letters of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate
Variable Rate	$ 522	$ 526

Loan Commitments and Other Related Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	60 days
Construction loans [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	1 year
Minimum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	2.99%	3.25%
Maturities for fixed rate loan commitments	16 months	15 years
Maximum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	5.00%	5.25%
Maturities for fixed rate loan commitments	30 years	30 years

Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 25,152	$ 61,436	$ 34,275	$ 2,973
Other assets	2,447	2,239
Total assets	215,035	250,920
LIABILITIES AND STOCKHOLDERS' EQUITY
Subordinated debentures	5,155	5,155
Stockholders' equity	23,643	9,944	15,989	23,227
Total liabilities and stockholder's equity	215,035	250,920
Parent Company [Member]
ASSETS
Cash and cash equivalents	4,673	560	745	1,807
Investment in banking subsidiary	23,060	13,827
Investment in and advances to other subsidiaries	1,226	1,212
Other assets		264
Total assets	28,959	15,863
LIABILITIES AND STOCKHOLDERS' EQUITY
Subordinated debentures	5,155	5,155
Accrued expenses and other liabilities	161	764
Stockholders' equity	23,643	9,944
Total liabilities and stockholder's equity	$ 28,959	$ 15,863

Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Items Net Interest And Other Financial Income [Line Items]
Interest income	$ 7,268	$ 9,656	$ 12,617
Interest expense	2,633	3,478	4,183
Loss before income tax and undistributed subsidiaries' operations	(3,766)	(5,425)	(6,672)
Net loss	(3,766)	(5,425)	(6,870)
Comprehensive loss	(4,045)	(5,711)	(6,902)
Parent Company [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Interest income	3
Interest expense	180	168	167
Other expense	400	663	567
Loss before income tax and undistributed subsidiaries' operations	(577)	(831)	(734)
Effect of subsidiaries' operations	(3,189)	(4,594)	(6,136)
Net loss	(3,766)	(5,425)	(6,870)
Comprehensive loss	$ (4,045)	$ (5,711)	$ (6,902)

Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (3,766)	$ (5,425)	$ (6,870)
Stock-based compensation expense	11	40	7
Net cash from (used by) operating activities	(960)	481	3,047
Cash flows from investing activities
Investments in banking subsidiary	(13,500)
Net cash from (used by) investing activities	(3,264)	45,351	20,309
Cash flows from financing activities
Redemption of TARP obligation	20,221
Net cash from (used by) financing activities	(32,060)	(18,671)	7,946
Net change in cash and cash equivalents	(36,284)	27,161	31,302
Beginning cash and cash equivalents	61,436	34,275	2,973
Ending cash and cash equivalents	25,152	61,436	34,275
Parent Company [Member]
Cash flows from operating activities
Net loss	(3,766)	(5,425)	(6,870)
Effect of subsidiaries' operations	3,189	4,594	6,136
Stock-based compensation expense			2
Change in other assets and other liabilities	173	11	(51)
Net cash from (used by) operating activities	(404)	(820)	(783)
Cash flows from investing activities
Investments in banking subsidiary	(13,500)
Investments in other subsidiaries	(3)	635	(8)
Net cash from (used by) investing activities	(13,503)	635	(8)
Cash flows from financing activities
Dividends paid			(271)
Redemption of TARP obligation	(3,000)
Net proceeds from issuance of common stock	21,020
Net cash from (used by) financing activities	18,020		(271)
Net change in cash and cash equivalents	4,113	(185)	(1,062)
Beginning cash and cash equivalents	560	745	1,807
Ending cash and cash equivalents	$ 4,673	$ 560	$ 745

Earnings (Loss) Per Common Share - Computation of Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic
Net loss	$ (3,766)	$ (5,425)	$ (6,870)
Less: Preferred dividends and accretion of discount on preferred stock	(328)	(425)	(410)
Less: Net loss allocated to unvested share-based payment awards		34	29
Earnings (loss) available to common stockholders	866	(5,850)	(7,280)
Weighted average common shares outstanding including unvested share-based payment awards	6,317,032	825,376	822,262
Less: Unvested share-based payment awards	(2,331)	(4,801)	(3,304)
Average shares	6,314,701	820,575	818,958
Basic earnings ( loss) per common share	$ 0.14	$ (7.09)	$ (8.85)
Diluted
Net earnings (loss) allocated to common stockholders	$ 866	$ (5,816)	$ (7,251)
Weighted average common shares outstanding for basic earnings (loss) per common share	6,314,701	820,575	818,958
Add: Dilutive effects of assumed exercises of stock options	948
Add: Dilutive effects of assumed exercises of stock warrant
Average shares and dilutive potential common shares	6,315,649	820,575	818,958
Diluted earnings (loss) per common share	$ 0.14	$ (7.09)	$ (8.85)

Earnings (Loss) Per Common Share - Summary of Anti-Dilutive Options or Warrants (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	40,502	43,296	53,955
Stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	49,474	67,314	67,314

Contingent Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Aug. 17, 2012
Contingencies And Commitments [Line Items]
Cost of obtaining the letter of credit	$ 9
Letters of credit outstanding, amount	$ 908